                                                              File Nos. 33-44830
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 22

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 69

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

                     ALLMERICA FINANCIAL LIFE INSURANCE AND
                            ANNUITY COMPANY (Name of
                          Depositor) 440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to Paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to Paragraph (b) of Rule 485
     ___  60 days after filing pursuant to Paragraph (a) (1) of Rule 485
     ___  on (date) pursuant to Paragraph (a) (1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.    CAPTION IN PROSPECTUS
----------------     ----------------------
1                    Cover Page

2                    Special Terms

3                    Prospectus A: Summary of Contract Features;  Summary of Fees and Expenses
                     Prospectus B: Summary of Policy Features; Summary of Fees and Expenses

4                    Condensed Financial Information;  Performance Information

5                    Description of the Companies, the Variable Accounts, and the Underling Investment
                     Companies

6                    Charges and Deductions

7                    Description of the Contract

8                    Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity
                     Payout Options; Annuity Benefit Payments

9                    Death Benefit

10                   Payments;  Computation of Values

11                   Surrender; Withdrawals; Charge for  Surrender and Withdrawal; Withdrawal without
                     Surrender Charge; Texas Optional Retirement Program

12                   Federal Tax Considerations

13                   Legal Matters

14                   Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.    CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------    ----------------------------------------------
15                   Cover Page

16                   Table of Contents

17                   General Information and History

18                   Services

19                   Underwriters

20                   Underwriters

21                   Performance Information

22                   Annuity Benefit Payments

23                   Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS



This Prospectus provides important information about the Delaware Medallion III variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on an individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


DELAWARE GROUP PREMIUM FUND                                   THE ALGER AMERICAN FUND
Delaware VIP Balanced Series                                  Alger American Leveraged AllCap Portfolio
Delaware VIP Capital Reserves Series                          Alger American MidCap Growth Portfolio
Delaware VIP Cash Reserve Series                              Alger American Small Capitalization Portfolio
Delaware VIP Convertible Securities Series
Delaware VIP Devon Series                                     ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Delaware VIP Emerging Markets Series                          (CLASS B)
Delaware VIP Global Bond Series                               Alliance Growth Portfolio
Delaware VIP Growth Opportunities Series                      Alliance Growth and Income Portfolio
Delaware VIP High Yield Series                                Alliance Premier Growth Portfolio
Delaware VIP International Value Equity Series                Alliance Technology Portfolio
Delaware VIP Large Cap Value Series
Delaware VIP REIT Series                                      FRANKLIN TEMPLETON VARIABLE INSURANCE
Delaware VIP Select Growth Series                             PRODUCTS TRUST (CLASS 2)
Delaware VIP Small Cap Value Series                           FT VIP Franklin Small Cap Fund
Delaware VIP Social Awareness Series                          FT VIP Mutual Shares Securities Fund
Delaware VIP Strategic Income Series                          FT VIP Templeton Foreign Securities Fund
Delaware VIP Technology and Innovation Series                 FT VIP Templeton Growth Securities Fund
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series                               PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                              Pioneer Emerging Markets VCT Portfolio
AIM VARIABLE INSURANCE FUNDS                                  Pioneer Mid Cap Value VCT Portfolio
AIM V.I. Growth Fund
AIM V.I. High Yield Fund
AIM V.I. International Growth Fund
AIM V.I. Premier Equity Fund


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account GPA are held in the Company's Separate Account.

THE COMPANY OFFERS A VARIETY OF FIXED AND VARIABLE ANNUITY CONTRACTS. THESE OTHER CONTRACTS MAY OFFER FEATURES, INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE CONTRACT OFFERED BY THIS PROSPECTUS. THE OTHER CONTRACTS MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER ANNUITY CONTRACTS OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT THE COMPANY DIRECTLY TO FIND OUT MORE ABOUT THESE ANNUITY CONTRACTS.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        19
INVESTMENT OBJECTIVES AND POLICIES..........................        21
PERFORMANCE INFORMATION.....................................        24
DESCRIPTION OF THE CONTRACT.................................        27
  PAYMENTS..................................................        27
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        28
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        28
  TELEPHONE TRANSACTION LANGUAGE............................        28
  TRANSFER PRIVILEGE........................................        29
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        29
  SURRENDER.................................................        30
  WITHDRAWALS...............................................        30
        Systematic Withdrawals..............................        31
        Life Expectancy Distributions.......................        31
  DEATH BENEFIT.............................................        32
        Death of the Annuitant Prior to the Annuity Date....        32
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        32
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        32
        Death of the Annuitant On or After the Annuity
        Date................................................        33
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        33
  ASSIGNMENT................................................        33
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        33
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        34
  ANNUITY BENEFIT PAYMENTS..................................        35
        Determination of the First Variable Annuity Benefit
        Payment.............................................        35
        The Annuity Unit....................................        36
        Determination of the Number of Annuity Units........        36
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        36
  NORRIS DECISION...........................................        36
  COMPUTATION OF VALUES.....................................        37
        The Accumulation Unit...............................        37
        Net Investment Factor...............................        37
CHARGES AND DEDUCTIONS......................................        38
  VARIABLE ACCOUNT DEDUCTIONS...............................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38
        Other Charges.......................................        38
  CONTRACT FEE..............................................        39
  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER
    CHARGE..................................................        39
  PREMIUM TAXES.............................................        39
  SURRENDER CHARGE..........................................        40
        Charge for Surrender and Withdrawal.................        40
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        41
        Withdrawal Without Surrender Charge.................        42
        Surrenders..........................................        42
        Charge at the Time Annuity Benefit Payments Begin...        42
  TRANSFER CHARGE...........................................        43

GUARANTEE PERIOD ACCOUNTS...................................        44
FEDERAL TAX CONSIDERATIONS..................................        47
  GENERAL...................................................        47
        The Company.........................................        47
        Diversification Requirements........................        47
        Investor Control....................................        47
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        48
  TAXATION OF THE CONTRACTS IN GENERAL......................        48
        Withdrawals Prior to Annuitization..................        48
        Annuity Payouts After Annuitization.................        48
        Penalty on Distribution.............................        48
        Assignments or Transfers............................        49
        Nonnatural Owners...................................        49
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        49
  TAX WITHHOLDING...........................................        49
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        50
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        50
        Individual Retirement Annuities.....................        50
        Status of Death Benefits in IRAs....................        50
        Tax-Sheltered Annuities.............................        51
        Texas Optional Retirement Program...................        51
STATEMENTS AND REPORTS......................................        51
LOANS (QUALIFIED CONTRACTS ONLY)............................        51
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        53
DISTRIBUTION................................................        53
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        54
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
EXCHANGE OFFER..............................................
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................         8
PERFORMANCE INFORMATION.....................................        10
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: An investment option under the Contract that guarantees principal and a fixed interest rate, and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity in the payout phase providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUNDS (FUNDS): an investment portfolio of Delaware Group Premium Fund ("Delaware VIP"), AIM Variable Insurance Funds ("AIM"), The Alger American Fund ("Alger"), Alliance Variable Products

Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading and, on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity in the payout phase providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Delaware Medallion III Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual Underlying expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                  Less than 4       7.0%
                                                                  Less than 1       6.0%
                                                                  Less than 2       5.0%
                                                                  Less than 3       4.0%
                                                                  Less than 4       3.0%
                                                                  Less than 5       2.0%
                                                                  Less than 6       1.0%
                                                                  Less than 7       0.0%
                                                                  Thereafter
SURRENDER CHARGE:*
  During the annuitization phase, this charge may be
  assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable
  period certain option of less than ten years. The charge
  is a percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or
Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE"
in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  If you elected one of the following riders prior to their
  discontinuance on 1/31/02, 1/12th of the annual charge is
  deducted pro-rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
with
      ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
with
      a fifteen-year waiting period:

For more information about the M-GAP Riders, see DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER in the Statement of Additional Information.



2. ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
assets)
Mortality and Expense Risk Charge:                                                 1.25%
Administrative Expense Charge:                                                     0.15%
                                                                                   ------
Total Annual Expenses:                                                             1.40%


(3) ANNUAL UNDERLYING FUND EXPENSES:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                FEES                            TOTAL FUND
                                           MANAGEMENT FEE      UNDER     OTHER EXPENSES          EXPENSES
                                             (AFTER ANY        12B-1       (AFTER ANY      (AFTER ANY WAIVERS/
FUND                                     VOLUNTARY WAIVERS)    PLANS*    REIMBURSEMENTS)     REIMBURSEMENTS)
----                                     ------------------   --------   ---------------   --------------------
Delaware VIP Balanced Series...........        0.65%           0.00%          0.08%         0.73%(1)
Delaware VIP Capital Reserves Series...        0.50%           0.00%          0.08%         0.58%(1)
Delaware VIP Cash Reserve Series.......        0.45%           0.00%          0.15%         0.60%(1)
Delaware VIP Convertible Securities
 Series................................        0.74%           0.00%          0.11%         0.85%(2)
Delaware VIP Devon Series..............        0.65%           0.00%          0.07%         0.72%(1)
Delaware VIP Emerging Markets Series...        1.25%           0.00%          0.20%         1.45%(3)
Delaware VIP Global Bond Series........        0.64%           0.00%          0.36%         1.00%(4)
Delaware VIP Growth Opportunities
 Series................................        0.60%           0.00%          0.08%         0.68%(5)
Delaware VIP High Yield Series.........        0.75%           0.00%          0.12%         0.87%(4)(6)
Delaware VIP International Value Equity
 Series................................        0.65%           0.00%          0.14%         0.79%(1)
Delaware VIP Large Cap Value Series....        0.84%           0.00%          0.16%         1.00%(4)(5)
Delaware VIP REIT Series...............        0.75%           0.00%          0.14%         0.89%(7)
Delaware VIP Select Growth Series......        0.75%           0.00%          0.13%         0.88%(6)
Delaware VIP Small Cap Value Series....        0.75%           0.00%          0.11%         0.86%(7)
Delaware VIP Social Awareness Series...        0.75%           0.00%          0.10%         0.85%(2)
Delaware VIP Strategic Income Series...        0.65%           0.00%          0.10%         0.75%(1)
Delaware VIP Technology and Innovation
 Series................................        0.75%           0.00%          0.20%         0.95%(8)
Delaware VIP Trend Series..............        0.74%           0.00%          0.16%         0.90%(7)
Delaware VIP U. S. Growth Series.......        0.59%           0.00%          0.21%         0.80%(1)
AIM V.I. Growth Fund...................        0.62%           0.00%          0.26%         0.88%(9)
AIM V.I. High Yield Fund...............        0.63%           0.00%          0.66%         1.29%(9)
AIM V.I. International Growth Fund.....        0.73%           0.00%          0.32%         1.05%(9)
AIM V.I. Premier Equity Fund...........        0.60%           0.00%          0.25%         0.85%(9)
Alger American Leveraged AllCap
 Portfolio.............................        0.85%           0.00%          0.07%         0.92%
Alger American MidCap Growth
 Portfolio.............................        0.80%           0.00%          0.08%         0.88%
Alger American Small Capitalization
 Portfolio.............................        0.85%           0.00%          0.07%         0.92%
Alliance Growth Portfolio (Class B)....        0.75%           0.25%          0.11%         1.11%
Alliance Growth and Income Portfolio
 (Class B).............................        0.63%           0.25%          0.04%         0.92%
Alliance Premier Growth Portfolio
 (Class B).............................        1.00%           0.25%          0.04%         1.29%
Alliance Technology Portfolio
 (Class B).............................        1.00%           0.25%          0.08%         1.33%

                                                                                                   TOTAL FUND
                                          MANAGEMENT FEE         FEES       OTHER EXPENSES          EXPENSES
                                            (AFTER ANY          UNDER         (AFTER ANY      (AFTER ANY WAIVERS/
FUND                                    VOLUNTARY WAIVERS)   12B-1 PLANS*   REIMBURSEMENTS)     REIMBURSEMENTS)
----                                    ------------------   ------------   ---------------   --------------------
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%             0.25%            0.31%         1.09%(10)(11)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%             0.25%            0.19%         1.04%(10)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%             0.25%            0.22%         1.16%(10)(11)
FT VIP Templeton Growth Securities
 Fund (Class 2).......................        0.80%             0.25%            0.05%         1.10%(10)(12)
Pioneer Emerging Markets VCT
 Portfolio*** (Class II)..............        0.09%             0.25%            1.56%         1.90%(13)
Pioneer Mid Cap Value VCT Portfolio
 (Class II)...........................        0.65%             0.25%            0.21%         1.11%



*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 0.86% for Delaware VIP US Growth Series.



(2)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such arrangement, the total operating expenses for the fiscal year 2001 were 0.86% for Delaware VIP Convertible Securities Series.



(3)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd. ("DIAL"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%.



(4)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd. ("DIAL"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001were 1.11% for Delaware VIP Global Bond Series and 1.01% for Delaware VIP International Value Equity Series.



(5)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. In addition, DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely. Without such arrangement, the total operating expenses for the fiscal year 2001 were 0.73% for Delaware VIP Large Cap Value Series.



(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.90%.

(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%.



(8)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%.



(9)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(10)The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(11)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.



(12)The Fund administration fee is paid indirectly through the management fee.



(13)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Contract fee has been reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OF LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
Delaware VIP Balanced Series...............................    $83        $114       $145       $249
Delaware VIP Capital Reserves Series.......................    $82        $109       $138       $234
Delaware VIP Cash Reserve Series...........................    $82        $110       $139       $236
Delaware VIP Convertible Securities Series.................    $84        $117       $151       $262
Delaware VIP Devon Series..................................    $83        $114       $145       $248
Delaware VIP Emerging Markets Series.......................    $90        $134       $180       $320
Delaware VIP Global Bond Series............................    $86        $122       $159       $277
Delaware VIP Growth Opportunities Series...................    $83        $112       $143       $244
Delaware VIP High Yield Series.............................    $84        $118       $152       $264
Delaware VIP International Value Equity Series.............    $84        $116       $148       $255
Delaware VIP Large Cap Value Series........................    $86        $122       $159       $277
Delaware VIP REIT Series...................................    $85        $118       $153       $266
Delaware VIP Select Growth Series..........................    $85        $118       $153       $265
Delaware VIP Small Cap Value Series........................    $84        $118       $152       $263
Delaware VIP Social Awareness Series.......................    $84        $117       $151       $262
Delaware VIP Strategic Income Series.......................    $83        $114       $146       $251
Delaware VIP Technology and Innovation Series..............    $85        $120       $156       $272
Delaware VIP Trend Series..................................    $85        $119       $154       $267
Delaware VIP U. S. Growth Series...........................    $84        $116       $149       $256
AIM V.I. Growth Fund.......................................    $85        $118       $153       $265
AIM V.I. High Yield Fund...................................    $88        $130       $173       $305
AIM V.I. International Growth Fund.........................    $86        $123       $161       $282
AIM V.I. Premier Equity Fund...............................    $84        $117       $151       $262
Alger American Leveraged AllCap Portfolio..................    $85        $119       $155       $269
Alger American MidCap Growth Portfolio.....................    $85        $118       $153       $265
Alger American Small Capitalization Portfolio..............    $85        $119       $155       $269
Alliance Growth Portfolio..................................    $87        $125       $164       $288
Alliance Growth and Income Portfolio.......................    $85        $119       $155       $269
Alliance Premier Growth Portfolio..........................    $88        $130       $173       $305
Alliance Technology Portfolio..............................    $89        $131       $174       $309
FT VIP Franklin Small Cap Fund.............................    $86        $124       $163       $286
FT VIP Mutual Shares Securities Fund.......................    $86        $123       $160       $281
FT VIP Templeton Foreign Securities Fund...................    $87        $126       $166       $292
FT VIP Templeton Growth Securities Fund....................    $87        $124       $163       $287
Pioneer Emerging Markets VCT Portfolio.....................    $94        $147       $201       $362
Pioneer Mid Cap Value VCT Portfolio........................    $87        $125       $164       $288

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following example may apply to you:



(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
Delaware VIP Balanced Series...............................    $85        $121       $158       $275
Delaware VIP Capital Reserves Series.......................    $84        $117       $150       $260
Delaware VIP Cash Reserve Series...........................    $84        $117       $151       $262
Delaware VIP Convertible Securities Series.................    $87        $124       $163       $287
Delaware VIP Devon Series..................................    $85        $121       $157       $274
Delaware VIP Emerging Markets Series.......................    $92        $141       $192       $344
Delaware VIP Global Bond Series............................    $88        $129       $171       $301
Delaware VIP Growth Opportunities Series...................    $85        $120       $155       $270
Delaware VIP High Yield Series.............................    $87        $125       $164       $289
Delaware VIP International Value Equity Series.............    $86        $123       $160       $281
Delaware VIP Large Cap Value Series........................    $88        $129       $171       $301
Delaware VIP REIT Series...................................    $87        $126       $165       $290
Delaware VIP Select Growth Series..........................    $87        $125       $165       $290
Delaware VIP Small Cap Value Series........................    $87        $125       $164       $288
Delaware VIP Social Awareness Series.......................    $87        $124       $163       $287
Delaware VIP Strategic Income Series.......................    $86        $122       $159       $277
Delaware VIP Technology and Innovation Series..............    $88        $127       $168       $296
Delaware VIP Trend Series..................................    $87        $126       $166       $291
Delaware VIP U. S. Growth Series...........................    $86        $123       $161       $282
AIM V.I. Growth Fund.......................................    $87        $125       $165       $290
AIM V.I. High Yield Fund...................................    $91        $137       $184       $329
AIM V.I. International Growth Fund.........................    $88        $130       $173       $306
AIM V.I. Premier Equity Fund...............................    $87        $124       $163       $287
Alger American Leveraged AllCap Portfolio..................    $87        $126       $167       $293
Alger American MidCap Growth Portfolio.....................    $87        $125       $165       $290
Alger American Small Capitalization Portfolio..............    $87        $126       $167       $293
Alliance Growth Portfolio..................................    $89        $132       $176       $312
Alliance Growth and Income Portfolio.......................    $87        $126       $167       $293
Alliance Premier Growth Portfolio..........................    $91        $137       $184       $329
Alliance Technology Portfolio..............................    $91        $138       $186       $333
FT VIP Franklin Small Cap Fund.............................    $89        $131       $175       $310
FT VIP Mutual Shares Securities Fund.......................    $88        $130       $173       $305
FT VIP Templeton Foreign Securities Fund...................    $89        $133       $178       $317
FT VIP Templeton Growth Securities Fund....................    $89        $132       $175       $311
Pioneer Emerging Markets VCT Portfolio.....................    $96        $154       $213       $384
Pioneer Mid Cap Value VCT Portfolio........................    $89        $132       $176       $312

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and no
Rider:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
Delaware VIP Balanced Series...............................    $22        $ 68       $116       $249
Delaware VIP Capital Reserves Series.......................    $20        $ 63       $108       $234
Delaware VIP Cash Reserve Series...........................    $21        $ 64       $109       $236
Delaware VIP Convertible Securities Series.................    $23        $ 71       $122       $262
Delaware VIP Devon Series..................................    $22        $ 67       $115       $248
Delaware VIP Emerging Markets Series.......................    $29        $ 89       $152       $320
Delaware VIP Global Bond Series............................    $25        $ 76       $130       $277
Delaware VIP Growth Opportunities Series...................    $21        $ 66       $113       $244
Delaware VIP High Yield Series.............................    $23        $ 72       $123       $264
Delaware VIP International Value Equity Series.............    $23        $ 69       $119       $255
Delaware VIP Large Cap Value Series........................    $25        $ 76       $130       $277
Delaware VIP REIT Series...................................    $24        $ 72       $124       $266
Delaware VIP Select Growth Series..........................    $23        $ 72       $124       $265
Delaware VIP Small Cap Value Series........................    $23        $ 72       $123       $263
Delaware VIP Social Awareness Series.......................    $23        $ 71       $122       $262
Delaware VIP Strategic Income Series.......................    $22        $ 68       $117       $251
Delaware VIP Technology and Innovation Series..............    $24        $ 74       $127       $272
Delaware VIP Trend Series..................................    $24        $ 73       $125       $267
Delaware VIP U. S. Growth Series...........................    $23        $ 70       $119       $256
AIM V.I. Growth Fund.......................................    $23        $ 72       $124       $265
AIM V.I. High Yield Fund...................................    $28        $ 84       $144       $305
AIM V.I. International Growth Fund.........................    $25        $ 77       $132       $282
AIM V.I. Premier Equity Fund...............................    $23        $ 71       $122       $262
Alger American Leveraged AllCap Portfolio..................    $24        $ 73       $126       $269
Alger American MidCap Growth Portfolio.....................    $23        $ 72       $124       $265
Alger American Small Capitalization Portfolio..............    $24        $ 73       $126       $269
Alliance Growth Portfolio..................................    $26        $ 79       $135       $288
Alliance Growth and Income Portfolio.......................    $24        $ 73       $126       $269
Alliance Premier Growth Portfolio..........................    $28        $ 84       $144       $305
Alliance Technology Portfolio..............................    $28        $ 86       $146       $309
FT VIP Franklin Small Cap Fund.............................    $26        $ 78       $134       $286
FT VIP Mutual Shares Securities Fund.......................    $25        $ 77       $132       $281
FT VIP Templeton Foreign Securities Fund...................    $26        $ 81       $138       $292
FT VIP Templeton Growth Securities Fund....................    $26        $ 79       $135       $287
Pioneer Emerging Markets VCT Portfolio.....................    $34        $102       $174       $362
Pioneer Mid Cap Value VCT Portfolio........................    $26        $ 79       $135       $288

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following example may apply to you:



(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
Delaware VIP Balanced Series...............................    $24        $ 75       $129       $275
Delaware VIP Capital Reserves Series.......................    $23        $ 71       $121       $260
Delaware VIP Cash Reserve Series...........................    $23        $ 71       $122       $262
Delaware VIP Convertible Securities Series.................    $26        $ 79       $135       $287
Delaware VIP Devon Series..................................    $24        $ 75       $128       $274
Delaware VIP Emerging Markets Series.......................    $32        $ 97       $164       $344
Delaware VIP Global Bond Series............................    $27        $ 83       $142       $301
Delaware VIP Growth Opportunities Series...................    $24        $ 74       $126       $270
Delaware VIP High Yield Series.............................    $26        $ 79       $136       $289
Delaware VIP International Value Equity Series.............    $25        $ 77       $132       $281
Delaware VIP Large Cap Value Series........................    $27        $ 83       $142       $301
Delaware VIP REIT Series...................................    $26        $ 80       $137       $290
Delaware VIP Select Growth Series..........................    $26        $ 80       $136       $290
Delaware VIP Small Cap Value Series........................    $26        $ 79       $135       $288
Delaware VIP Social Awareness Series.......................    $26        $ 79       $135       $287
Delaware VIP Strategic Income Series.......................    $25        $ 76       $130       $277
Delaware VIP Technology and Innovation Series..............    $27        $ 82       $140       $296
Delaware VIP Trend Series..................................    $26        $ 80       $137       $291
Delaware VIP U. S. Growth Series...........................    $25        $ 77       $132       $282
AIM V.I. Growth Fund.......................................    $26        $ 80       $136       $290
AIM V.I. High Yield Fund...................................    $30        $ 92       $156       $329
AIM V.I. International Growth Fund.........................    $28        $ 85       $144       $306
AIM V.I. Premier Equity Fund...............................    $26        $ 79       $135       $287
Alger American Leveraged AllCap Portfolio..................    $26        $ 81       $138       $293
Alger American MidCap Growth Portfolio.....................    $26        $ 80       $136       $290
Alger American Small Capitalization Portfolio..............    $26        $ 81       $138       $293
Alliance Growth Portfolio..................................    $28        $ 87       $147       $312
Alliance Growth and Income Portfolio.......................    $26        $ 81       $138       $293
Alliance Premier Growth Portfolio..........................    $30        $ 92       $156       $329
Alliance Technology Portfolio..............................    $30        $ 93       $158       $333
FT VIP Franklin Small Cap Fund.............................    $28        $ 86       $146       $310
FT VIP Mutual Shares Securities Fund.......................    $28        $ 84       $144       $305
FT VIP Templeton Foreign Securities Fund...................    $29        $ 88       $150       $317
FT VIP Templeton Growth Securities Fund....................    $28        $ 86       $147       $311
Pioneer Emerging Markets VCT Portfolio.....................    $36        $110       $185       $384
Pioneer Mid Cap Value VCT Portfolio........................    $28        $ 87       $147       $312



*The Contract fee is not deducted after annuitization. A surrender charge may be assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect a life contingency option, or a noncommutable fixed period certain option of ten years or more.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE DELAWARE MEDALLION III VARIABLE ANNUITY?

The Delaware Medallion III variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the available Sub-Accounts investing in the Underlying Funds (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Delaware VIP Cash Reserve Series), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, the beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;


    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?



The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of payments are flexible, subject only to a $5,000 minimum for the initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen may be utilized at any one time, in addition to the Delaware VIP Cash Reserve Series), the Guarantee Period Accounts, and the Fixed Account.


VARIABLE ACCOUNT. The following thirty-six Underlying Funds are currently available:


Delaware VIP Balanced Series                                  AIM V.I. Growth Fund
Delaware VIP Capital Reserves Series                          AIM V.I. High Yield Fund
Delaware VIP Cash Reserve Series                              AIM V.I. International Growth Fund
Delaware VIP Convertible Securities Series                    AIM V.I. Premier Equity Fund
Delaware VIP Devon Series                                     Alger American Leveraged AllCap Portfolio
Delaware VIP Emerging Markets Series                          Alger American MidCap Growth Portfolio
Delaware VIP Global Bond Series                               Alger American Small Capitalization Portfolio
Delaware VIP Growth Opportunities Series                      Alliance Growth and Income Portfolio
Delaware VIP High Yield Series                                Alliance Premier Growth Portfolio
Delaware VIP International Value Equity Series                Alliance Technology Portfolio
Delaware VIP Large Cap Value Series                           Alliance Growth Portfolio
Delaware VIP REIT Series                                      FT VIP Franklin Small Cap Fund
Delaware VIP Select Growth Series                             FT VIP Mutual Shares Securities Fund
Delaware VIP Small Cap Value Series                           FT VIP Templeton Foreign Securities Fund
Delaware VIP Social Awareness Series                          FT VIP Templeton Growth Securities Fund
Delaware VIP Strategic Income Series                          Pioneer Emerging Markets VCT Portfolio
Delaware VIP Technology and Innovation Series                 Pioneer Mid Cap Value VCT Portfolio
Delaware VIP Trend Series
Delaware VIP U. S. Growth Series


Each Underlying Fund operates pursuant to different investment objectives, discussed below, and this range of investment options enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently offers nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the Guarantee Period Accounts after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?


Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Convertible Securities Series, Delaware VIP Devon Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Strategic Income Series, Delaware VIP Technology and Innovation Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. The investment adviser for the Delaware VIP Emerging Markets Series, the Delaware VIP Global Bond Series and the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL"). A I M Advisors, Inc. is the investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund of AIM Variable Insurance Funds. The investment adviser of the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products
Series Fund, Inc. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC. Templeton Investment Counsel, LLC is the investment adviser of the FT VIP Templeton Foreign Securities Fund. Templeton Global Advisors Limited is the investment adviser for the FT VIP Templeton Growth Securities Fund. Pioneer Investment Management, Inc. is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid Cap Value VCT Portfolio.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Delaware VIP Cash Reserve Series, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in the same or a subsequent Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

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You may also elect at no additional charge Automatic Transfers (Dollar Cost
Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals any time. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other non-natural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.) In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;



    - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or


    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of
(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a),
(b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value on the Valuation Date the Company receives proof of death increased by any positive Market Value Adjustment.

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(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.")


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.


A deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" under "VARIABLE ACCOUNT DEDUCTIONS" and in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For more specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.


CAN I EXAMINE THE CONTRACT?


Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY," and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER THE CONTRACT?

You can make several changes after receiving the Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES



THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



Allmerica Financial is a charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.



THE VARIABLE ACCOUNT. Allmerica Financial maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.


Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Contract described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Delaware VIP or its separate investment series. Delaware VIP was established to serve as an investment medium for separate accounts supporting variable insurance policies. Delaware VIP currently has 19 investment portfolios, each issuing a series of shares ("Series"): Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Convertible Securities Series, Delaware VIP Devon Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Strategic Income Series, Delaware VIP Technology and Innovation Series, Delaware VIP Trend
Series and Delaware VIP U.S. Growth Series. The assets of each Series are held separate from the assets of the other Series. Each Series operates as a separate investment vehicle, and the income or losses of one have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.



The investment adviser for the Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Convertible Securities Series, Delaware VIP Devon Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Strategic Income Series, Delaware VIP Technology and Innovation Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series is Delaware Management Company, a series of Delaware Management Business Trust. ("Delaware Management"). The investment adviser for the Delaware VIP Emerging Markets Series, the Delaware VIP Global Bond Series and the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. Growth Equity Fund, and AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.


THE ALGER AMERICAN FUND. The Alger American Fund was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc., is the investment manager of The Alger American Fund, which includes the Alger American Leveraged AllCap, Alger American MidCap Growth and Alger American Small Capitalization Portfolios. Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, NY 10003.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser to the FT VIP Templeton Growth Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies may be found in the prospectuses of the Underlying Funds which accompany this Prospectus, and should be read carefully before investing. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

DELAWARE GROUP PREMIUM FUND:


DELAWARE VIP BALANCED SERIES -- seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in various types of fixed-income securities, including U.S. government securities and corporate bonds.



DELAWARE VIP CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. This Series invests primarily in short- and intermediate-term securities.



DELAWARE VIP CASH RESERVE SERIES -- a money market fund which seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $10 per share. The shares of Cash Reserve Series are neither insured nor guaranteed by the U.S. government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.



DELAWARE VIP CONVERTIBLE SECURITIES SERIES -- seeks a high level of total return on its assets through a combination of capital appreciation and current income. Under normal circumstances, the Series will invest at least 80% of its net assets in convertible securities, which may include privately placed convertible securities.



DELAWARE VIP DEVON SERIES -- seeks total return. It seeks to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.



DELAWARE VIP EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers from emerging countries. The Series is an international fund. Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers.



DELAWARE VIP GLOBAL BOND SERIES -- seeks current income consistent with preservation of principal. The Series invests primarily in fixed-income securities that also may provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 80% of its net assets in debt securities.



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.

DELAWARE VIP HIGH YIELD SERIES -- seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB and lower by S&P or similarly rated by another nationally recognized statistical rating organization or, if unrated, judged to be of comparable quality. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds. Please read the Fund's prospectus disclosure regarding the risk factors before investing in the Series.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Series was formerly known as DGPF International Equity Series.



DELAWARE VIP LARGE CAP VALUE SERIES -- seeks capital appreciation with current income as a secondary objective Under normal circumstances, the Series' net assets will be in investments of large-capitalization companies. The
Series primarily invests in common stocks of large capitalization companies. The Series was formerly known as DGPF Growth & Income Series.



DELAWARE VIP REIT SERIES -- seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts.



DELAWARE VIP SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation. The Series invests primarily in common stocks of companies that the investment manager believes have the potential for high earnings growth.



DELAWARE VIP SMALL CAP VALUE SERIES -- seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies.



DELAWARE VIP SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of companies that meet certain socially responsible criteria.



DELAWARE VIP STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three distinct sectors of the fixed-income securities market: high yield, higher-risk, lower rated securities; investment grade securities; and foreign securities. The Fund also may invest in U.S. equity securities.



DELAWARE VIP TECHNOLOGY AND INNOVATION SERIES -- seeks to provide long-term capital growth. Under normal circumstances, at least 80% of the Series' net assets will be in investments of companies that the manager believes, are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology.



DELAWARE VIP TREND SERIES -- seeks long-term capital appreciation. The
Series invests primarily in stocks of small, growth-oriented or emerging companies that the manager believes are responsive to changes within the marketplace and which the manager believes have the fundamental characteristics to support continued growth.



DELAWARE VIP U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

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AIM VARIABLE INSURANCE FUNDS:

AIM V.I. GROWTH FUND  seeks to provide growth of capital.

AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income.


AIM V.I. INTERNATIONAL GROWTH FUND -- seeks to provide long-term growth of capital. This Fund formerlywas known as AIM V.I. International Equity Fund.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.


THE ALGER AMERICAN FUND:

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P Small Cap 600 Index.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities. This Fund was formerly known as FT VIP Templeton International Securities Fund.



FT VIP TEMPLETON GROWTH SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


PIONEER VARIABLE CONTRACTS TRUST:

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER MID CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of common stocks for capital appreciation.

There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Fund in which it invests, you will be notified of the change. No material changes in the investment policy of the Variable Account or any Sub-Accounts will be made without approval pursuant to the applicable state insurance laws. If you have amounts in that Sub-Account, the Company will transfer it without charge, on written request by you, to another Sub-Account or to the General Account. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.

                            PERFORMANCE INFORMATION


The Delaware Medallion III Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds, and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Delaware VIP Cash Reserve
Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the Delaware VIP Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider (M-GAP) Charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT


PAYMENTS



The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all underwriting requirements are properly met. If all underwriting requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums.


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


    - Each subsequent payment must be at least $50.

    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Delaware VIP Cash Reserve Series.



Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Delaware VIP Cash Reserve Series.



This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agency of the Company. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of
(a) gross payments, or (b) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS



An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.



TELEPHONE TRANSACTIONS PRIVILEGE



Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFER PRIVILEGE



At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS", an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Delaware VIP Cash Reserve Series, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Delaware VIP Cash Reserve Series. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.



The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers in a Contract year, but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Automatic Transfer (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.



AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Delaware VIP Capital Reserves Series, the Sub-Account investing in the Delaware VIP Strategic Income Series or the Sub-Account investing in the Delaware VIP Cash Reserve Series (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue in accordance with the most recent percentage allocation mix received until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's request to change the mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted if a Contract is surrendered and payments have been credited to the Contract during the last full seven years. See CHARGES AND DEDUCTIONS. The Contract fee may also be deducted.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement" Program.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" under DESCRIPTION OF THE CONTRACT.


After the Annuity Date, withdrawals are permitted only if the Contract is annuitized under a commutable period certain option. Annuity Units equivalent in value to the amount withdrawn will be cancelled.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals ("systematic withdrawals") from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACTS IN GENERAL". In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT



DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death and any necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout the payment's entire accumulation phase, decreased proportionately to reflect withdrawals or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period not more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY



The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Delaware VIP Cash Reserve Series; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.



ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment. For important tax consequences which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required under some state laws). The Company reserves the right to increase these minimum amounts. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity except in the case where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncom-mutable period certain option may elect instead to receive a lump sum settlement.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.


DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS



The Company provides the variable annuity payout options described below. Currently, variable annuity options may be funded through the Delaware VIP Balanced Series, the Delaware VIP Capital Reserves Series and the Delaware VIP Large Cap Value Series. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company.


VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if he or she should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he or she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he or she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

      (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This is a variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS) -- This variable annuity provides periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

The period certain option does not involve a life contingency. In the computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to elections made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.


ANNUITY BENEFIT PAYMENTS



DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are CREDITED INTEREST AT A RATE PERIODICALLY SET BY THE COMPANY. SEE GUARANTEE PERIOD ACCOUNTS AND APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets, and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using an hypothetical example see the SAI. Subject to compliance with applicable state and federal law, the Company reserves the right to change the methodology for determining the net investment factor.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and the SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives, and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with the Prospectus.


CONTRACT FEE


A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for a Contract issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each............................................................................
                                                                             The
portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that investment option


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.



OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE



If you elected one of the following riders prior to their discontinuance on 1/31/02, a separate monthly charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Account, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts, bear to the total Accumulated Value.) The applicable charge is equal to the Accumulated Value on the last day of each month within which the rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:



    Minimum Guaranteed Annuity Payout (M-GAP) Rider with
     ten-year waiting period................................     0.25%
    Minimum Guaranteed Annuity Payout (M-GAP) Rider with
     fifteen-year waiting period............................     0.15%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.



PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for the Contract at the time the payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawal of the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract.

Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                 COMPLETE                   CHARGE AS PERCENTAGE OF
                YEARS FROM                       NEW PAYMENTS
             DATE OF PAYMENT                       WITHDRAWN
             ---------------                -----------------------
               Less than 1                              7%
               Less than 2                              6%
               Less than 3                              5%
               Less than 4                              4%
               Less than 5                              3%
               Less than 6                              2%
               Less than 7                              1%
                Thereafter                              0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing a facility that is operating pursuant to state law), providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charge applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent sales charge and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the issue date are within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; an employee of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or Sub-Advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to the charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where: (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn);

Where: (2) is: 15% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where: (3) is: The amount calculated under the Company's life expectancy distribution Option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value, net of any applicable tax withholding. Subject to the same rules that are applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the greatest Withdrawal Without Surrender Charge Amount available.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a non-commutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.


No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of an existing fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.



TRANSFER CHARGE



The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


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                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 ("the 1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this annuity Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued, and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date (subject to the Fixed Account limitations in some states; see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT). Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Cash Reserve Series. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration, unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date, or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Cash Reserve Series. Where amounts automatically have been renewed in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to deductions taken for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will

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be applied to increase the value of the death benefit when based on the
Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. A Market Value Adjustment will apply to all other transfers, withdrawals, or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period, the value in the Guarantee Period Account will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS



From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.



TAXATION OF THE CONTRACTS IN GENERAL


The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract". Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over", on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITIES".


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides an enhanced death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES (TSAS). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to the Owner each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

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Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Cash Reserve Sub-Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for, the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other Contracts or permit a conversion between Contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies which issue variable annuities and variable life contracts ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although currently the Company and the underlying investment companies do not foresee any such disadvantages to either variable life insurance owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will be applied uniformly to all Contracts that are affected.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share.

During the annuity payout phase, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (the "NASD.") The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charge assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial adviser or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Cash Reserve Series.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

Full Surrender -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1      $54,000.00      $ 8,100.00           7%     $3,213.00
    2       58,320.00        8,748.00           6%      2,974.32
    3       62,985.60       12,985.60           5%      2,500.00
    4       68,024.45       18,024.45           4%      2,000.00
    5       73,466.40       23,466.40           3%      1,500.00
    6       79,343.72       29,343.72           2%      1,000.00
    7       85,691.21       35,691.21           1%        500.00
    8       92,546.51       45,546.51           0%          0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1      $54,000.00   $     0.00      $ 8,100.00           7%      $  0.00
    2       58,320.00         0.00        8,748.00           6%         0.00
    3       62,985.60         0.00       12,985.60           5%         0.00
    4       68,024.45    30,000.00       18,024.45           4%       479.02
    5       41,066.40    10,000.00        6,159.96           3%       115.20
    6       33,551.72     5,000.00        5,032.76           2%         0.00
    7       30,835.85    10,000.00        4,625.38           1%        53.75
    8       22,502.72    15,000.00        3,375.41           0%         0.00

PART 2: MARKET VALUE ADJUSTMENT


The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1



For purposes of the examples below:



i = the guaranteed interest rate being credited to the guarantee period.



j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.



n = the number of days from the date of surrender to the expiration date of the guarantee period.



The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part I.



NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1
                               =  (.97297) TO THE POWER OF 7 - 1
                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%
                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)
                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1
                               =  (.98182) TO THE POWER OF 7 - 1
                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal
                               =  -.12054 X $62,985.60
                               =  -$7,592.11



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------
DELAWARE VIP BALANACED SERIES
Unit Value:
  Beginning of Period..............    2.046      2.142      2.357      2.015      1.616      1.414      1.133
  End of Period....................    1.863      2.046      2.142      2.357      2.015      1.616      1.414
Number of Units Outstanding at End
 of Period (in thousands)..........   45,918     56,070     76,644     81,359     58,759     40,855     37,203

DELAWARE VIP CAPITAL RESERVES
 SERIES
Unit Value:
  Beginning of Period..............    1.466      1.371      1.386      1.317      1.241      1.209      1.075
  End of Period....................    1.565      1.466      1.371      1.386      1.317      1.241      1.209
Number of Units Outstanding at End
 of Period (in thousands)..........   18,284     17,506     25,020     28,066     20,234     20,226     19,818

DELAWARE VIP CASH RESERVE SERIES
Unit Value:
  Beginning of Period..............    1.304      1.248      1.207      1.165      1.124      1.087      1.044
  End of Period....................    1.336      1.304      1.248      1.207      1.165      1.124      1.087
Number of Units Outstanding at End
 of Period (in thousands)..........   30,794     36,106     42,241     32,501     24,014     21,519     11,568

DELAWARE VIP CONVERTIBLE SECURITIES
 SERIES
Unit Value:
  Beginning of Period..............    1.216      1.189      1.127      1.156      1.000        N/A        N/A
  End of Period....................    1.266      1.216      1.189      1.127      1.156      0.000        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,062      5,954      5,601      4,793      1,291        N/A        N/A

DELAWARE VIP DEVON SERIES
Unit Value:
  Beginning of Period..............    1.190      1.367      1.543      1.261      1.000        N/A        N/A
  End of Period....................    1.065      1.190      1.367      1.543      1.261        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   25,327     30,319     48,519     42,690     11,585        N/A        N/A

DELAWARE VIP EMERGING MARKETS
 SERIES
Unit Value:
  Beginning of Period..............    0.645      0.856      0.586      0.880      1.000        N/A        N/A
  End of Period....................    0.670      0.645      0.856      0.586      0.880        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,020     12,964     10,078      6,662      4,545        N/A        N/A

DELAWARE VIP GLOBAL BOND SERIES
Unit Value:
  Beginning of Period..............    1.107      1.114      1.172      1.102      1.107      1.000      1.000
  End of Period....................    1.087      1.107      1.114      1.172      1.102      1.107      1.000
Number of Units Outstanding at End
 of Period (in thousands)..........    4,410      4,144      5,052      4,991      3,950        886          0

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
DELAWARE VIP BALANACED SERIES
Unit Value:
  Beginning of Period..............    1.150      1.078      1.000
  End of Period....................    1.133      1.150      1.078
Number of Units Outstanding at End
 of Period (in thousands)..........   33,332     22,046      3,145
DELAWARE VIP CAPITAL RESERVES
 SERIES
Unit Value:
  Beginning of Period..............    1.120      1.053      1.000
  End of Period....................    1.075      1.120      1.053
Number of Units Outstanding at End
 of Period (in thousands)..........   20,476     16,752      3,828
DELAWARE VIP CASH RESERVE SERIES
Unit Value:
  Beginning of Period..............    1.021      1.010      1.000
  End of Period....................    1.044      1.021      1.010
Number of Units Outstanding at End
 of Period (in thousands)..........   13,998      5,483      1,387
DELAWARE VIP CONVERTIBLE SECURITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP DEVON SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP EMERGING MARKETS
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP GLOBAL BOND SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
                         COMPANY SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............    3.109      3.447      2.145      1.831      1.616      1.432      1.121
  End of Period....................    2.581      3.109      3.447      2.145      1.831      1.616      1.432
Number of Units Outstanding at End
 of Period (in thousands)..........   43,380     55,376     60,264     58,454     57,025     44,667     35,204

DELAWARE VIP HIGH YIELD SERIES
Unit Value:
  Beginning of Period..............    1.268      1.536      1.599      1.652      1.474      1.326      1.164
  End of Period....................    1.199      1.268      1.536      1.599      1.652      1.474      1.326
Number of Units Outstanding at End
 of Period (in thousands)..........   30,489     37,456     59,311     70,679     56,733     44,760     37,818

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.993      2.011      1.762      1.619      1.540      1.301      1.159
  End of Period....................    1.713      1.993      2.011      1.762      1.619      1.540      1.301
Number of Units Outstanding at End
 of Period (in thousands)..........   33,259     41,323     49,478     51,715     48,813     30,888     21,612

DELAWARE VIP LARGE CAP VALUE SERIES
Unit Value:
  Beginning of Period..............    2.806      2.556      2.672      2.433      1.883      1.582      1.178
  End of Period....................    2.659      2.806      2.556      2.672      2.433      1.883      1.582
Number of Units Outstanding at End
 of Period (in thousands)..........   78,509     97,656    136,760    146,009    113,507     65,991     48,305

DELAWARE VIP REIT SERIES
Unit Value:
  Beginning of Period..............    1.120      0.865      0.901      1.000        N/A        N/A        N/A
  End of Period....................    1.202      1.120      0.865      0.901        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,170      4,864      2,775      1,235        N/A        N/A        N/A

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period..............    1.082      1.416      1.000        N/A        N/A        N/A        N/A
  End of Period....................    0.813      1.082      1.416        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   50,616     62,339     36,671        N/A        N/A        N/A        N/A

DELAWARE VIP SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period..............    1.974      1.694      1.806      1.923      1.467      1.214      0.994
  End of Period....................    2.177      1.974      1.694      1.806      1.923      1.467      1.214
Number of Units Outstanding at End
 of Period (in thousands)..........   33,222     37,075     47,718     55,136     43,269     15,725      9,467

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............    1.178      1.070      1.000
  End of Period....................    1.121      1.178      1.070
Number of Units Outstanding at End
 of Period (in thousands)..........   29,100     20,802      4,534
DELAWARE VIP HIGH YIELD SERIES
Unit Value:
  Beginning of Period..............    1.214      1.058      1.000
  End of Period....................    1.164      1.214      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   31,735     22,281      4,571
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.144      1.000      1.000
  End of Period....................    1.159      1.144      1.000
Number of Units Outstanding at End
 of Period (in thousands)..........   18,761      6,139        182
DELAWARE VIP LARGE CAP VALUE SERIES
Unit Value:
  Beginning of Period..............    1.197      1.051      1.000
  End of Period....................    1.178      1.197      1.051
Number of Units Outstanding at End
 of Period (in thousands)..........   38,591     25,086      4,208
DELAWARE VIP REIT SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period..............    1.000      1.000        N/A
  End of Period....................    0.994      1.000        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,040          6        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
                         COMPANY SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------
DELAWARE VIP SOCIAL AWARENESS
 SERIES
Unit Value:
  Beginning of Period..............    1.441      1.613      1.448      1.272      1.000        N/A        N/A
  End of Period....................    1.285      1.441      1.613      1.448      1.272        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,854     15,905     17,918     17,819      4,515        N/A        N/A

DELAWARE VIP STRATEGIC INCOME
 SERIES
Unit Value:
  Beginning of Period..............    0.975      1.015      1.065      1.052      1.000        N/A        N/A
  End of Period....................    0.967      0.975      1.015      1.065      1.052        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   13,339     14,049     17,658     17,524      5,381        N/A        N/A

DELAWARE VIP TECHNOLOGY AND
 INNOVATION SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.346        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      930        N/A        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP TREND SERIES
Unit Value:
  Beginning of Period..............    3.142      3.422      2.036      1.779      1.486      1.358      0.989
  End of Period....................    2.622      3.142      3.422      2.036      1.779      1.486      1.358
Number of Units Outstanding at End
 of Period (in thousands)..........   37,136     46,252     42,570     36,571     33,256     21,711     13,410

DELAWARE VIP U.S. GROWTH SERIES
Unit Value:
  Beginning of Period..............    0.999      1.057      1.000        N/A        N/A        N/A        N/A
  End of Period....................    0.744      0.999      1.057        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   22,188     26,693      5,522        N/A        N/A        N/A        N/A

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period..............    0.734      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.478      0.734        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,289      8,987        N/A        N/A        N/A        N/A        N/A

AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period..............    0.820      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.769      0.820        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,363      1,183        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
DELAWARE VIP SOCIAL AWARENESS
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP STRATEGIC INCOME
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP TECHNOLOGY AND
 INNOVATION SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP TREND SERIES
Unit Value:
  Beginning of Period..............    1.007      1.000        N/A
  End of Period....................    0.989      1.007        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,197         50        N/A
DELAWARE VIP U.S. GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
                         COMPANY SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------
AIM V.I. INTERNATIONAL GROWTH FUND
Unit Value:
  Beginning of Period..............    0.793      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.598      0.793        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,940      8,731        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............    0.800      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.689      0.800        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   30,221     26,552        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.748      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.620      0.748        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    7,309      5,213        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN MIDCAP GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.951      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.876      0.951        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,470      8,095        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN SMALL CAPITALIZATION
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.752      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.523      0.752        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,529      2,165        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.814      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.613      0.814        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,471      5,441        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.076      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.062      1.076        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   30,272     14,169        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIM V.I. INTERNATIONAL GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALGER AMERICAN LEVERAGED ALLCAP
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALGER AMERICAN MIDCAP GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALGER AMERICAN SMALL CAPITALIZATION
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                 ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
                         COMPANY SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
SUB-ACCOUNT                            2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.786      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.640      0.786        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   25,485     21,392        N/A        N/A        N/A        N/A        N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..............    0.646      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.475      0.646        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   16,283     14,525        N/A        N/A        N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............    0.832      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.695      0.832        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,509      4,420        N/A        N/A        N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.096      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.157      1.096        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    7,523      1,180        N/A        N/A        N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.021      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.845      1.021        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,655      2,125        N/A        N/A        N/A        N/A        N/A
FT VIP TEMPLETON GROWTH SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.046      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.017      1.046        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,329        771        N/A        N/A        N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.677      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.618      0.677        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      869        611        N/A        N/A        N/A        N/A        N/A
PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period..............    1.123      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.176      1.123        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,268      1,722        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON GROWTH SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE DELAWARE MEDALLION PROSPECTUS OF SEPARATE ACCOUNT VA-K, DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-2124.


                                DATED MAY 1, 2002

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                         2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE  COMPANY         3

SERVICES                                                                3

UNDERWRITERS                                                            4

ANNUITY BENEFIT PAYMENTS                                                4

EXCHANGE OFFER                                                          6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM             8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                           8

PERFORMANCE INFORMATION                                                10

FINANCIAL STATEMENTS                                                  F-1



                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 36 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I and II contracts (Forms A3019-92 and A3021-93), two predecessor contracts no longer being sold. (Delaware Medallion III is referred to collectively as "the contracts"). Each Sub-Account invests in a corresponding investment portfolio of Delaware VIP Trust ("Delaware VIP"), AIM Variable Insurance Funds ("AIM VI"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

The Fund is an open-end, diversified management investment company. Nineteen different investment series of Delaware VIP are available under the Contract: the Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Convertible Securities Series, Delaware VIP Devon Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Social Awareness Series, Delaware VIP Strategic Income Series, Delaware VIP Technology and Innovation Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. Four funds of AVIF are available under the Contract: the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund. Three portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio. Four Alliance portfolios are available under the
Contract: the Alliance Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio. Four funds of FT VIP are available under the Contract: the FT VIP Franklin Small Cap Fund, FT VIP Mutual Shares Securities Fund, FT VIP Templeton Foreign Securities Fund, and FT VIP Templeton Growth Securities Fund. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid Cap Value VCT Portfolio (together, the "Underlying Funds"). Each Underlying Fund has its own investment objectives and certain attendant risks.


                          TAXATION OF THE CONTRACT, THE
                        VARIABLE ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account VA-K of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                 UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company, and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Delaware Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Delaware Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $12,570,803, $11,646,817.14 and $3,695,625.22.

No commissions were retained by Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                                    $1.135000

(2) Value of Assets -- Beginning of Valuation Period                                       $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital losses                              $1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)               0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum)                                    0.000039

(6) Net Investment Rate (4) - (5)                                                            0.000296

(7) Net Investment Factor 1.000000 + (6)                                                     0.000296

(8) Accumulation Unit Value -- Current Period (1) x (7)                                     $1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract" To effect an exchange, the Company should receive (1) a completed application for the new Contract,
(2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Series to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.


     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the

Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
      ----------------------------------------------------------------
      Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

     - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

     - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

     - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                             MINIMUM
          CONTRACT         MINIMUM           GUARANTEED
          ANNIVERSARY      GUARANTEED        ANNUAL
          AT EXERCISE      BENEFIT BASE      INCOME(1)
          ------------     -------------     -----------

          10               $162,889          $12,153
          15               $207,892          $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.


                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specific period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                  (n)
         P(1 + T)      = ERV

         Where:       P    =     a hypothetical initial payment to the Variable
                                 Account of $1,000

                      T    =     average annual total return

                      n    =     number of years

                   ERV     =     the ending redeemable value of the $1,000
                                 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

        CONTRACT FORM A3025-96 (DELAWARE MEDALLION III)
       -----------------------------------------------
            (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

 YEARS FROM DATE OF PAYMENT TO     CHARGE AS PERCENTAGE OF NEW
      DATE OF WITHDRAWAL          PURCHASE PAYMENTS WITHDRAWN*
      ------------------          --------------------------
              0-1                              7%
               2                               6%
               3                               5%
               4                               4%
               5                               3%
               6                               2%
               7                               1%
          Thereafter                           0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                        (n)
                P(1 + T)   =      EV

         Where:      P    =   a hypothetical initial payment to the Variable
                              Account of $1,000

                     T    =   average annual total return

                     n    =   number of years

                     EV   =   the ending value of the $1,000 payment at the
                              end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             DELAWARE MEDALLION III


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        TOTAL RETURN                  SINCE
                                                         SUB-ACCOUNT      FOR YEAR                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE  ENDED 12/31/01   5 YEARS    SUB-ACCOUNT
----------------------------------------               --------------  --------------   -------    -----------
Delaware VIP Balanced Series                              4/30/92         -14.59%        2.10%        6.41%
Delaware VIP Capital Reserves Series                      4/30/92          0.35%         4.18%        4.67%
Delaware VIP Cash Reserve Series                          4/22/92          -3.69%        2.94%        2.98%
Delaware VIP Convertible Securities Series                 5/1/97          -2.07%         N/A         4.64%
Delaware VIP Devon Series                                  5/1/97         -15.90%         N/A         0.70%
Delaware VIP Emerging Markets Series                       5/1/97          -2.41%         N/A         -8.79%
Delaware VIP Global Bond Series                           5/ 1/96          -7.73%        -0.91%       1.15%
Delaware VIP Growth Opportunities Series                   4/9/92         -22.24%        9.12%        9.94%
Delaware VIP High Yield Series                            4/27/92         -11.22%        -4.78%       1.68%
Delaware VIP International Value Equity Series            10/29/92        -19.42%        1.31%        5.74%
Delaware VIP Large Cap Value Series                       4/27/92         -11.32%        6.22%        10.24%
Delaware VIP REIT Series                                   5/7/98          0.87%          N/A         4.18%
Delaware VIP Select Growth Series                          5/3/99         -29.47%         N/A         -9.12%
Delaware VIP Small Cap Value Series                        1/2/94          3.50%         7.53%        10.03%
Delaware VIP Social Awareness Series                       5/1/97         -16.17%         N/A         4.94%
Delaware VIP Strategic Income Series                       5/1/97          -6.71%         N/A         -1.29%
Delaware VIP Technology and Innovation Series             1/19/01           N/A           N/A        -67.49%
Delaware VIP Trend Series                                 12/30/93        -21.81%        11.43%       12.60%
Delaware VIP U.S. Growth Series                           11/16/99        -30.01%         N/A        -14.83%
AIM V.I. Growth Fund                                       5/1/00          -38.71%        N/A        -37.73%
AIM V.I. High Yield Fund                                   5/1/00          -11.91%        N/A        -17.24%
AIM V.I. International Growth Fund                         5/1/00          -29.11%        N/A        -28.81%
AIM V.I. Premier Equity Fund                               5/1/00          -18.97%        N/A        -22.52%
Alger American Leveraged AllCap Portfolio                  5/1/00          -22.05%        N/A        -27.25%
Alger American MidCap Growth Portfolio                     5/1/00          -13.34%        N/A        -10.50%
Alger American Small Capitalization Portfolio              5/1/00          -34.64%        N/A        -34.32%
Alliance Growth and Income Portfolio                       5/1/00          -7.17%         N/A         0.44%
Alliance Growth Portfolio                                  5/1/00          -29.21%        N/A        -27.76%
Alliance Premier Growth Portfolio                          5/1/00          -23.45%        N/A        -25.90%
Alliance Technology Portfolio                              5/1/00          -30.90%        N/A        -38.00%
FT VIP Franklin Small Cap Fund                             5/1/00          -21.42%        N/A        -22.07%
FT VIP Mutual Shares Securities Fund                       5/1/00          -0.75%         N/A         5.75%
FT VIP Templeton Foreign Securities Fund                   5/1/00          -22.11%        N/A        -12.38%
FT VIP Templeton Growth Securities Fund                    5/1/00          -8.49%         N/A         -2.08%
Pioneer Emerging Markets VCT Portfolio                     5/1/00          -14.10%        N/A        -27.35%
Pioneer Mid Cap Value VCT Portfolio                        5/1/00          -1.51%         N/A         6.79%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                         TOTAL RETURN                   SINCE
                                                         SUB-ACCOUNT       FOR YEAR                  INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE   ENDED 12/31/01    5 YEARS    SUB-ACCOUNT
----------------------------------------               --------------   --------------    -------    -----------
Delaware VIP Balanced Series                               4/30/92          -8.95%         2.88%        6.64%
Delaware VIP Capital Reserves Series                       4/30/92           6.75%         4.75%        4.74%
Delaware VIP Cash Reserve Series                           4/22/92           2.45%         3.51%        3.03%
Delaware VIP Convertible Securities Series                 5/1/97            4.14%          N/A         5.19%
Delaware VIP Devon Series                                  5/1/97           -10.46%         N/A         1.36%
Delaware VIP Emerging Markets Series                       5/1/97            3.80%          N/A         -8.23%
Delaware VIP Global Bond Series                            5/ 1/96          -1.88%         -0.38%       1.48%
Delaware VIP Growth Opportunities Series                   4/9/92           -16.97%        9.82%        10.24%
Delaware VIP High Yield Series                             4/27/92          -5.44%         -4.05%       1.89%
Delaware VIP International Value Equity Series            10/29/92          -14.06%        2.15%        6.04%
Delaware VIP Large Cap Value Series                        4/27/92          -5.23%         7.14%        10.63%
Delaware VIP REIT Series                                   5/7/98            7.26%          N/A         5.16%
Delaware VIP Select Growth Series                          5/3/99           -24.85%         N/A         -7.46%
Delaware VIP Small Cap Value Series                        1/2/94           10.27%         8.21%        10.22%
Delaware VIP Social Awareness Series                       5/1/97           -10.80%         N/A         5.52%
Delaware VIP Strategic Income Series                       5/1/97           -0.77%          N/A         -0.71%
Delaware VIP Technology and Innovation Series              1/19/01            N/A           N/A        -65.43%
Delaware VIP Trend Series                                 12/30/93          -16.52%        12.02%       12.80%
Delaware VIP U.S. Growth Series                           11/16/99          -25.53%         N/A        -13.00%
AIM V.I. Growth Fund                                       5/1/00           -34.81%         N/A        -35.71%
AIM V.I. High Yield Fund                                   5/1/00           -6.33%          N/A        -14.59%
AIM V.I. International Growth Fund                         5/1/00           -24.60%         N/A        -26.51%
AIM V.I. Premier Equity Fund                               5/1/00           -13.79%         N/A        -19.98%
Alger American Leveraged AllCap Portfolio                  5/1/00           -17.11%         N/A        -24.92%
Alger American MidCap Growth Portfolio                     5/1/00           -7.83%          N/A         -7.62%
Alger American Small Capitalization Portfolio              5/1/00           -30.50%         N/A        -32.22%
Alliance Growth Portfolio                                  5/1/00           -24.72%         N/A        -25.43%
Alliance Growth and Income Portfolio                       5/1/00           -1.25%          N/A         3.70%
Alliance Premier Growth Portfolio                          5/1/00           -18.56%         N/A        -23.48%
Alliance Technology Portfolio                              5/1/00           -26.50%         N/A        -35.98%
FT VIP Franklin Small Cap Fund                             5/1/00           -16.44%         N/A        -19.57%
FT VIP Mutual Shares Securities Fund                       5/1/00            5.54%          N/A         9.14%
FT VIP Templeton Foreign Securities Fund                   5/1/00           -17.17%         N/A         -9.57%
FT VIP Templeton Growth Securities Fund                    5/1/00           -2.69%          N/A         1.04%
Pioneer Emerging Markets VCT Portfolio                     5/1/00           -8.67%          N/A        -25.03%
Pioneer Mid Cap Value VCT Portfolio                        5/1/00            4.73%          N/A         10.21%

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                   10 YEARS (OR
                                                       UNDERLYING       TOTAL RETURN                   SINCE
                                                          FUND             FOR YEAR                   INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND              INCEPTION DATE    ENDED 12/31/01   5 YEARS      IF LESS)
----------------------------------------              --------------    --------------   --------    -----------
Delaware VIP Balanced Series                               7/28/88          -14.59%        2.10%        6.59%
Delaware VIP Capital Reserves Series                       7/28/88           0.35%         4.18%        4.48%
Delaware VIP Cash Reserve Series                           7/28/88          -3.69%         2.94%        2.95%
Delaware VIP Convertible Securities Series                 5/1/97           -2.07%          N/A         4.64%
Delaware VIP Devon Series                                  5/1/97           -15.90%         N/A         0.70%
Delaware VIP Emerging Markets Series                       5/1/97           -2.41%          N/A         -8.79%
Delaware VIP Global Bond Series                            5/1/96           -7.73%         -0.91%       1.15%
Delaware VIP Growth Opportunities Series                   7/12/91          -22.24%        9.12%        8.95%
Delaware VIP High Yield Series                             7/28/88          -11.22%        -4.78%       2.10%
Delaware VIP International Value Equity Series            10/29/92          -19.42%        1.31%        5.74%
Delaware VIP Large Cap Value Series                        7/28/88          -11.32%        6.22%        9.83%
Delaware VIP REIT Series                                   5/1/98            0.87%          N/A         4.18%
Delaware VIP Select Growth Series                          5/3/99           -29.47%         N/A         -9.12%
Delaware VIP Small Cap Value Series                       12/27/93           3.50%         7.53%        9.99%
Delaware VIP Social Awareness Series                       5/1/97           -16.17%         N/A         4.94%
Delaware VIP Strategic Income Series                       5/1/97           -6.71%          N/A         -1.29%
Delaware VIP Technology and Innovation Series              8/31/00          -64.53%         N/A        -71.21%
Delaware VIP Trend Series                                 12/27/93          -21.81%        11.43%       12.58%
Delaware VIP U.S. Growth Series                           11/16/99          -30.01%         N/A        -14.83%
AIM V.I. Growth Fund                                       5/3/93           -38.71%        1.91%        7.30%
AIM V.I. High Yield Fund                                   5/1/98           -11.91%         N/A         -8.53%
AIM V.I. International Growth Fund                         5/5/93           -29.11%        -0.43%       5.36%
AIM V.I. Premier Equity Fund                               5/5/93           -18.97%        7.71%        11.83%
Alger American Leveraged AllCap Portfolio                  1/25/95          -22.05%        14.31%       21.04%
Alger American MidCap Growth Portfolio                     5/3/93           -13.34%        13.09%       17.16%
Alger American Small Capitalization Portfolio              9/21/88          -34.64%        -2.96%       3.34%
Alliance Growth Portfolio*                                 9/15/94          -29.21%        5.03%        12.13%
Alliance Growth and Income Portfolio*                      1/14/91          -7.17%         12.42%       13.03%
Alliance Premier Growth Portfolio*                         6/26/92          -23.45%        10.36%       13.80%
Alliance Technology Portfolio*                             1/11/96          -30.90%        10.21%       10.13%
FT VIP Franklin Small Cap Fund*                            11/1/95          -21.42%        8.37%        11.58%
FT VIP Mutual Shares Securities Fund*                      11/8/96          -0.75%         9.30%        9.85%
FT VIP Templeton Foreign Securities Fund*                  1/27/92          -22.11%        2.47%        7.90%
FT VIP Templeton Growth Securities Fund*                   3/15/94          -8.49%         6.24%        8.38%
Pioneer Emerging Markets VCT Portfolio*                   10/30/98          -14.10%         N/A         1.56%
Pioneer Mid Cap Value VCT Portfolio*                       3/1/95           -1.51%         8.96%        10.97%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                         UNDERLYING       TOTAL RETURN                10 YEARS (OR
                                                            FUND            FOR YEAR                     SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE    ENDED 12/31/01   5 YEARS   INCEPTION IF LESS)
----------------------------------------               --------------    --------------    ------   ------------------
Delaware VIP Balanced Series                                7/28/88          -8.95%         2.88%        6.82%
Delaware VIP Capital Reserves Series                        7/28/88           6.75%         4.75%        4.55%
Delaware VIP Cash Reserve Series                            7/28/88           2.45%         3.51%        3.00%
Delaware VIP Convertible Securities Series                  5/1/97            4.14%          N/A         5.19%
Delaware VIP Devon Series                                   5/1/97           -10.46%         N/A         1.36%
Delaware VIP Emerging Markets Series                        5/1/97            3.80%          N/A        -8.23%
Delaware VIP Global Bond Series                             5/1/96           -1.88%         -0.38%       1.48%
Delaware VIP Growth Opportunities Series                    7/12/91          -16.97%        9.82%        9.26%
Delaware VIP High Yield Series                              7/28/88          -5.44%         -4.05%       2.31%
Delaware VIP International Value Equity Series             10/29/92          -14.06%        2.15%        6.04%
Delaware VIP Large Cap Value Series                         7/28/88          -5.23%         7.14%       10.23%
Delaware VIP REIT Series                                    5/1/98            7.26%          N/A         5.15%
Delaware VIP Select Growth Series                           5/3/99           -24.85%         N/A        -7.46%
Delaware VIP Small Cap Value Series                        12/27/93          10.27%         8.21%       10.20%
Delaware VIP Social Awareness Series                        5/1/97           -10.80%         N/A         5.52%
Delaware VIP Strategic Income Series                        5/1/97           -0.77%          N/A        -0.71%
Delaware VIP Technology and Innovation Series               8/31/00          -62.28%         N/A        -70.06%
Delaware VIP Trend Series                                  12/27/93          -16.52%        12.02%      12.79%
Delaware VIP U.S. Growth Series                            11/16/99          -25.53%         N/A        -13.00%
AIM V.I. Growth Fund                                        5/3/93          -34.81%        2.44%         7.30%
AIM V.I. High Yield Fund                                    5/1/98           -6.33%         N/A         -7.66%
AIM V.I. International Growth Fund                          5/5/93          -24.60%        0.09%         5.37%
AIM V.I. Premier Equity Fund                                5/5/93          -13.79%        8.17%        11.84%
Alger American Leveraged AllCap Portfolio                  1/25/95          -17.11%        14.66%       21.09%
Alger American MidCap Growth Portfolio                      5/3/93           -7.83%        13.46%       17.16%
Alger American Small Capitalization Portfolio              9/21/88          -30.50%        -2.45%        3.34%
Alliance Growth Portfolio*                                 9/15/94          -24.72%        5.52%        12.13%
Alliance Growth and Income Portfolio*                      1/14/91           -1.25%        12.80%       13.04%
Alliance Premier Growth Portfolio*                         6/26/92          -18.56%        10.77%       13.81%
Alliance Technology Portfolio*                             1/11/96          -26.50%        10.62%       10.34%
FT VIP Franklin Small Cap Fund*                            11/1/95          -16.44%        8.80%        11.67%
FT VIP Mutual Shares Securities Fund*                      11/8/96           5.54%         9.72%        10.11%
FT VIP Templeton Foreign Securities Fund*                  1/27/92          -17.17%        3.00%         7.90%
FT VIP Templeton Growth Securities Fund*                   3/15/94           -2.69%        6.71%         8.38%
Pioneer Emerging Markets VCT Portfolio*                    10/30/98          -8.67%         N/A          2.68%
Pioneer Mid Cap Value VCT Portfolio*                        3/1/95           4.73%         9.39%        11.05%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE DELAWARE VIP CASH RESERVE SUB-ACCOUNT


Set forth below is yield and effective yield information for the Delaware VIP Cash Reserve Sub-Account investing in the Delaware VIP Cash Reserve Series for the seven-day period ended December 31, 2001:


                  Yield                      0.20%
                  Effective Yield            0.20%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The Delaware VIP Cash Reserve Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                                      DGPF
                                                                                       DGPF         CAPITAL
                                                                                     BALANCED       RESERVES
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 85,526,337   $ 28,602,531
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --         29,794
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                       3,241             --
                                                                                   ------------   ------------
    Total assets                                                                     85,529,578     28,632,325

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --         19,083
                                                                                   ------------   ------------
    Net assets                                                                     $ 85,529,578   $ 28,613,242
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 85,529,578   $ 28,613,242
                                                                                   ------------   ------------
                                                                                   $ 85,529,578   $ 28,613,242
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               45,917,705     18,284,496
  Net asset value per unit, December 31, 2001                                      $   1.862671   $   1.564891

                                                                                       DGPF            DGPF
                                                                                       CASH         CONVERTIBLE
                                                                                     RESERVE        SECURITIES
                                                                                   ------------   -------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 41,125,843   $  6,410,409
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                             16,357             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                     41,142,200      6,410,409

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                       4,653             --
                                                                                   ------------   ------------
    Net assets                                                                     $ 41,137,547   $  6,410,409
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 41,137,547   $  6,410,409
                                                                                   ------------   ------------
                                                                                   $ 41,137,547   $  6,410,409
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               30,793,882      5,061,995
  Net asset value per unit, December 31, 2001                                      $   1.335900   $   1.266380

                                                                                                      DGPF
                                                                                     DGPF           EMERGING
                                                                                     DEVON          MARKETS
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 26,975,019   $  7,380,058
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                     26,975,019      7,380,058

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Net assets                                                                     $ 26,975,019   $  7,380,058
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 26,975,019   $  7,380,058
                                                                                   ------------   ------------
                                                                                   $ 26,975,019   $  7,380,058
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               25,327,301     11,020,094
  Net asset value per unit, December 31, 2001                                      $   1.065057   $   0.669691

                                                                                       DGPF             DGPF
                                                                                      GLOBAL          GROWTH &
                                                                                       BOND            INCOME
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $  4,792,209   $208,709,878
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --         21,271
                                                                                   ------------   ------------
    Total assets                                                                      4,792,209    208,731,149

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Net assets                                                                     $  4,792,209   $208,731,149
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $  4,792,209   $208,731,149
                                                                                   ------------   ------------
                                                                                   $  4,792,209   $208,731,149
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                                4,410,307     78,508,814
  Net asset value per unit, December 31, 2001                                      $   1.086593   $   2.658697

                                                                                       DGPF              DGPF
                                                                                      GROWTH             HIGH
                                                                                   OPPORTUNITIES        YIELD
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $111,994,131   $ 36,550,625
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                    111,994,131     36,550,625

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                       8,181             --
                                                                                   ------------   ------------
    Net assets                                                                     $111,985,950   $ 36,550,625
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $111,985,950   $ 36,550,625
                                                                                   ------------   ------------
                                                                                   $111,985,950   $ 36,550,625
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               43,380,422     30,488,682
  Net asset value per unit, December 31, 2001                                      $   2.581486   $   1.198826

                                                                                      DGPF
                                                                                  INTERNATIONAL       DGPF
                                                                                      EQUITY          REIT
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 56,976,716   $  6,212,293
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                     56,976,716      6,212,293

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          36             --
                                                                                   ------------   ------------
    Net assets                                                                     $ 56,976,680   $  6,212,293
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 56,976,680   $  6,212,293
                                                                                   ------------   ------------
                                                                                   $ 56,976,680   $  6,212,293
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               33,258,663      5,170,189
  Net asset value per unit, December 31, 2001                                      $   1.713138   $   1.201560

                                                                                      DGPF             DGPF
                                                                                     SELECT           SMALL
                                                                                     GROWTH         CAP VALUE
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 41,168,528   $ 72,310,179
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                     41,168,528     72,310,179

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             53
                                                                                   ------------   ------------
    Net assets                                                                     $ 41,168,528   $ 72,310,126
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 41,168,528   $ 72,310,126
                                                                                   ------------   ------------
                                                                                   $ 41,168,528   $ 72,310,126
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               50,615,694     33,221,520
  Net asset value per unit, December 31, 2001                                      $   0.813355   $   2.176605

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                      DGPF            DGPF
                                                                                     SOCIAL        STRATEGIC
                                                                                    AWARENESS        INCOME
                                                                                   ------------   ------------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $ 16,520,879   $ 12,904,744
Investments in shares of AIM Variable Insurance Funds                                        --             --
Investments in shares of The Alger American Fund                                             --             --
Investments in shares of Alliance Variable Products Series Fund, Inc.                        --             --
Investments in shares of Franklin Templeton Variable Insurance Products Trust                --             --
Investments in shares of Pioneer Variable Contracts Trust                                    --             --
Investment income receivable                                                                 --             --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          --             --
                                                                                   ------------   ------------
    Total assets                                                                     16,520,879     12,904,744

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                          32             --
                                                                                   ------------   ------------
    Net assets                                                                     $ 16,520,847   $ 12,904,744
                                                                                   ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 16,520,847   $ 12,904,744
                                                                                   ------------   ------------
                                                                                   $ 16,520,847   $ 12,904,744
                                                                                   ============   ============

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               12,854,209     13,338,693
  Net asset value per unit, December 31, 2001                                      $   1.285248   $   0.967467

                                                                                      DGPF
                                                                                   TECHNOLOGY
                                                                                      AND           DGPF
                                                                                   INNOVATION       TREND
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $   326,393   $97,394,168
Investments in shares of AIM Variable Insurance Funds                                       --            --
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                       326,393    97,394,168

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                      4,959         8,300
                                                                                   -----------   -----------
    Net assets                                                                     $   321,434   $97,385,868
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $   321,434   $97,385,868
                                                                                   -----------   -----------
                                                                                   $   321,434   $97,385,868
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                                 929,884    37,135,693
  Net asset value per unit, December 31, 2001                                      $  0.345671   $  2.622433

                                                                                                    AIM
                                                                                      DGPF          V.I.
                                                                                   U.S. GROWTH     GROWTH
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $16,506,485   $        --
Investments in shares of AIM Variable Insurance Funds                                       --     5,401,556
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                    16,506,485     5,401,556

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $16,506,485   $ 5,401,556
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $16,506,485   $ 5,401,556
                                                                                   -----------   -----------
                                                                                   $16,506,485   $ 5,401,556
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                              22,188,134    11,289,393
  Net asset value per unit, December 31, 2001                                      $  0.743933   $  0.478463

                                                                                       AIM           AIM
                                                                                       V.I.          V.I.
                                                                                      HIGH      INTERNATIONAL
                                                                                      YIELD         EQUITY
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                                1,815,895     5,346,635
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                     1,815,895     5,346,635

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $ 1,815,895   $ 5,346,635
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 1,815,895   $ 5,346,635
                                                                                   -----------   -----------
                                                                                   $ 1,815,895   $ 5,346,635
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               2,362,675     8,939,650
  Net asset value per unit, December 31, 2001                                      $  0.768576   $  0.598081

                                                                                                    ALGER
                                                                                       AIM        AMERICAN
                                                                                       V.I.       LEVERAGED
                                                                                      VALUE        ALLCAP
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                               20,835,320            --
Investments in shares of The Alger American Fund                                            --     4,530,880
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                    20,835,320     4,530,880

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $20,835,320   $ 4,530,880
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $20,835,319   $ 4,530,880
                                                                                   -----------   -----------
                                                                                   $20,835,320   $ 4,530,880
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                              30,220,641     7,308,543
  Net asset value per unit, December 31, 2001                                      $  0.689440   $  0.619943

                                                                                      ALGER         ALGER
                                                                                     AMERICAN     AMERICAN
                                                                                      MIDCAP        SMALL
                                                                                      GROWTH    CAPITALIZATION
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                                       --            --
Investments in shares of The Alger American Fund                                    10,049,090     1,321,898
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                    10,049,090     1,321,898

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $10,049,090   $ 1,321,898
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $10,049,090   $ 1,321,898
                                                                                   -----------   -----------
                                                                                   $10,049,090   $ 1,321,898
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                              11,469,533     2,529,324
  Net asset value per unit, December 31, 2001                                      $  0.876155   $  0.522629

                                                                                                  ALLIANCE
                                                                                    ALLIANCE     GROWTH AND
                                                                                     GROWTH        INCOME
                                                                                     CLASS B       CLASS B
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                                       --            --
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.                3,965,969    32,161,405
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                     3,965,969    32,161,405

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $ 3,965,969   $32,161,405
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 3,965,969   $32,161,405
                                                                                   -----------   -----------
                                                                                   $ 3,965,969   $32,161,405
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               6,471,331    30,271,864
  Net asset value per unit, December 31, 2001                                      $  0.612852   $  1.062419

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                     ALLIANCE
                                                                                     PREMIER      ALLIANCE
                                                                                      GROWTH     TECHNOLOGY
                                                                                      CLASS B      CLASS B
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                                       --            --
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.               16,308,049     7,736,978
Investments in shares of Franklin Templeton Variable Insurance Products Trust               --            --
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                    16,308,049     7,736,978

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $16,308,049   $ 7,736,978
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $16,308,049   $ 7,736,978
                                                                                   -----------   -----------
                                                                                   $16,308,049   $ 7,736,978
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                              25,485,428    16,283,061
  Net asset value per unit, December 31, 2001                                      $  0.639897   $  0.475155

                                                                                      FT VIP       FT VIP
                                                                                    FRANKLIN    MUTUAL SHARES
                                                                                    SMALL CAP    SECURITIES
                                                                                     CLASS 2       CLASS 2
                                                                                   -----------   -----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $        --   $        --
Investments in shares of AIM Variable Insurance Funds                                       --            --
Investments in shares of The Alger American Fund                                            --            --
Investments in shares of Alliance Variable Products Series Fund, Inc.                       --            --
Investments in shares of Franklin Templeton Variable Insurance Products Trust        3,830,306     8,704,853
Investments in shares of Pioneer Variable Contracts Trust                                   --            --
Investment income receivable                                                                --            --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Total assets                                                                     3,830,306     8,704,853

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                         --            --
                                                                                   -----------   -----------
    Net assets                                                                     $ 3,830,306   $ 8,704,853
                                                                                   ===========   ===========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $ 3,830,306   $ 8,704,853
                                                                                   -----------   -----------
                                                                                   $ 3,830,306   $ 8,704,853
                                                                                   ===========   ===========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                               5,509,131     7,523,356
  Net asset value per unit, December 31, 2001                                      $  0.695265   $  1.157044

                                                                                     FT VIP       FT VIP
                                                                                   TEMPLETON    TEMPLETON
                                                                                     GROWTH   INTERNATIONAL
                                                                                   SECURITIES  SECURITIES
                                                                                    CLASS 2      CLASS 2
                                                                                   ----------   ----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $       --   $       --
Investments in shares of AIM Variable Insurance Funds                                      --           --
Investments in shares of The Alger American Fund                                           --           --
Investments in shares of Alliance Variable Products Series Fund, Inc.                      --           --
Investments in shares of Franklin Templeton Variable Insurance Products Trust       2,370,130    3,090,382
Investments in shares of Pioneer Variable Contracts Trust                                  --           --
Investment income receivable                                                               --           --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                        --           --
                                                                                   ----------   ----------
    Total assets                                                                    2,370,130    3,090,382

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                        --           --
                                                                                   ----------   ----------
    Net assets                                                                     $2,370,130   $3,090,382
                                                                                   ==========   ==========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $2,370,130   $3,090,382
                                                                                   ----------   ----------
                                                                                   $2,370,130   $3,090,382
                                                                                   ==========   ==========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                              2,329,482    3,655,375
  Net asset value per unit, December 31, 2001                                      $ 1.017450   $ 0.845435

                                                                                                 PIONEER
                                                                                    PIONEER      MID CAP
                                                                                   EMERGING       VALUE
                                                                                    MARKETS        VCT
                                                                                 VCT CLASS II   CLASS II
                                                                                   ----------   ----------
ASSETS:
Investment in shares of Delaware Group Premium Fund                                $       --   $       --
Investments in shares of AIM Variable Insurance Funds                                      --           --
Investments in shares of The Alger American Fund                                           --           --
Investments in shares of Alliance Variable Products Series Fund, Inc.                      --           --
Investments in shares of Franklin Templeton Variable Insurance Products Trust              --           --
Investments in shares of Pioneer Variable Contracts Trust                             537,207    5,018,975
Investment income receivable                                                               --           --
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                        --           --
                                                                                   ----------   ----------
    Total assets                                                                      537,207    5,018,975

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                        --           --
                                                                                   ----------   ----------
    Net assets                                                                     $  537,207   $5,018,975
                                                                                   ==========   ==========

NET ASSET DISTRIBUTION BY CATEGORY:
  Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III      $  537,207   $5,018,975
                                                                                   ----------   ----------
                                                                                   $  537,207   $5,018,975
                                                                                   ==========   ==========

Delaware Golden Medallion, Delaware Medallion II and Delaware Medallion III :
  Units outstanding, December 31, 2001                                                868,677    4,267,712
  Net asset value per unit, December 31, 2001                                      $ 0.618421   $ 1.176034

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                        DGPF            DGPF           DGPF
                                                                        DGPF           CAPITAL          CASH       CONVERTIBLE
                                                                      BALANCED        RESERVES         RESERVE      SECURITIES
                                                                    ------------    ------------    ------------   ------------
INVESTMENT INCOME:
  Dividends                                                         $  2,398,608    $  1,491,981    $  1,711,050   $    351,028
                                                                    ------------    ------------    ------------   ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                      1,201,764         332,980         569,840         85,346
  Administrative expense fees                                            144,212          39,957          68,381         10,241
                                                                    ------------    ------------    ------------   ------------
    Total expenses                                                     1,345,976         372,937         638,221         95,587
                                                                    ------------    ------------    ------------   ------------

    Net investment income (loss)                                       1,052,632       1,119,044       1,072,829        255,441
                                                                    ------------    ------------    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                          --              --              --             --
  Net realized gain (loss) from sales of investments                  (3,766,060)        (28,711)              2        (46,033)
                                                                    ------------    ------------    ------------   ------------
    Net realized gain (loss)                                          (3,766,060)        (28,711)              2        (46,033)
  Net unrealized gain (loss)                                          (7,404,343)        580,794              --         30,159
                                                                    ------------    ------------    ------------   ------------
    Net realized and unrealized gain (loss)                          (11,170,403)        552,083               2        (15,874)
                                                                    ------------    ------------    ------------   ------------
    Net increase (decrease) in net assets from operations           $(10,117,771)   $  1,671,127    $  1,072,831   $    239,567
                                                                    ============    ============    ============   ============


                                                                                        DGPF            DGPF            DGPF
                                                                        DGPF          EMERGING         GLOBAL          GROWTH &
                                                                       DEVON          MARKETS           BOND           INCOME
                                                                    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends                                                         $    223,162    $     40,972    $     93,372    $    471,927
                                                                    ------------    ------------    ------------    ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                        385,203         100,438          56,950       2,953,478
  Administrative expense fees                                             46,225          12,053           6,834         354,418
                                                                    ------------    ------------    ------------    ------------
    Total expenses                                                       431,428         112,491          63,784       3,307,896
                                                                    ------------    ------------    ------------    ------------

    Net investment income (loss)                                        (208,266)        (71,519)         29,588      (2,835,969)
                                                                    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                          --              --              --              --
  Net realized gain (loss) from sales of investments                  (1,585,684)       (454,344)        (69,452)        684,842
                                                                    ------------    ------------    ------------    ------------
    Net realized gain (loss)                                          (1,585,684)       (454,344)        (69,452)        684,842
  Net unrealized gain (loss)                                          (1,792,079)        795,071         (40,596)    (11,687,429)
                                                                    ------------    ------------    ------------    ------------
    Net realized and unrealized gain (loss)                           (3,377,763)        340,727        (110,048)    (11,002,587)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations           $ (3,586,029)   $    269,208    $    (80,460)   $(13,838,556)
                                                                    ============    ============    ============    ============


                                                                        DGPF            DGPF             DGPF
                                                                       GROWTH           HIGH        INTERNATIONAL       DGPF
                                                                    OPPORTUNITIES       YIELD           EQUITY          REIT
                                                                    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends                                                         $         --    $  4,081,916    $  1,866,239    $    100,293
                                                                    ------------    ------------    ------------    ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                      1,607,965         521,654         854,316          66,723
  Administrative expense fees                                            192,955          62,598         102,517           8,006
                                                                    ------------    ------------    ------------    ------------
    Total expenses                                                     1,800,920         584,252         956,833          74,729
                                                                    ------------    ------------    ------------    ------------

    Net investment income (loss)                                      (1,800,920)      3,497,664         909,406          25,564
                                                                    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  32,012,697              --       5,594,428          20,634
  Net realized gain (loss) from sales of investments                  (6,042,606)     (6,926,707)    (12,110,484)        217,469
                                                                    ------------    ------------    ------------    ------------
    Net realized gain (loss)                                          25,970,091      (6,926,707)     (6,516,056)        238,103
  Net unrealized gain (loss)                                         (53,717,089)      1,074,618      (4,276,036)        125,984
                                                                    ------------    ------------    ------------    ------------
    Net realized and unrealized gain (loss)                          (27,746,998)     (5,852,089)    (10,792,092)        364,087
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations           $(29,547,918)   $ (2,354,425)   $ (9,882,686)   $    389,651
                                                                    ============    ============    ============    ============


                                                                       DGPF            DGPF             DGPF             DGPF
                                                                      SELECT           SMALL           SOCIAL         STRATEGIC
                                                                      GROWTH         CAP VALUE        AWARENESS        INCOME
                                                                    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends                                                         $         --    $    726,095    $     43,304    $  1,062,081
                                                                    ------------    ------------    ------------    ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                        602,704         902,166         235,638         169,091
  Administrative expense fees                                             72,324         108,260          28,276          20,291
                                                                    ------------    ------------    ------------    ------------
    Total expenses                                                       675,028       1,010,426         263,914         189,382
                                                                    ------------    ------------    ------------    ------------

    Net investment income (loss)                                        (675,028)       (284,331)       (220,610)        872,699
                                                                    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                          --              --       1,706,197              --
  Net realized gain (loss) from sales of investments                  (7,020,409)      7,218,248        (386,808)       (786,261)
                                                                    ------------    ------------    ------------    ------------
    Net realized gain (loss)                                          (7,020,409)      7,218,248       1,319,389        (786,261)
  Net unrealized gain (loss)                                          (8,925,975)        112,031      (3,495,746)       (188,868)
                                                                    ------------    ------------    ------------    ------------
    Net realized and unrealized gain (loss)                          (15,946,384)      7,330,279      (2,176,357)       (975,129)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations           $(16,621,412)   $  7,045,948    $ (2,396,967)   $   (102,430)
                                                                    ============    ============    ============    ============

* For the period 1/19/01 to 12/31/01.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                         DGPF
                                                                      TECHNOLOGY                                        AIM
                                                                         AND            DGPF             DGPF           V.I.
                                                                     INNOVATION*       TREND         U.S. GROWTH       GROWTH
                                                                    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends                                                         $         --    $         --    $    144,806    $     12,852
                                                                    ------------    ------------    ------------    ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                          2,517       1,353,292         245,635          70,703
  Administrative expense fees                                                302         162,395          29,476           8,485
                                                                    ------------    ------------    ------------    ------------
    Total expenses                                                         2,819       1,515,687         275,111          79,188
                                                                    ------------    ------------    ------------    ------------

    Net investment income (loss)                                          (2,819)     (1,515,687)       (130,305)        (66,336)
                                                                    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                          --              --              --              --
  Net realized gain (loss) from sales of investments                      (7,973)    (19,366,620)     (1,827,560)       (792,285)
                                                                    ------------    ------------    ------------    ------------
    Net realized gain (loss)                                              (7,973)    (19,366,620)     (1,827,560)       (792,285)
  Net unrealized gain (loss)                                             (56,049)     (3,985,266)     (4,584,575)     (1,636,148)
                                                                    ------------    ------------    ------------    ------------
    Net realized and unrealized gain (loss)                              (64,022)    (23,351,886)     (6,412,135)     (2,428,433)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations           $    (66,841)   $(24,867,573)   $ (6,542,440)   $ (2,494,769)
                                                                    ============    ============    ============    ============


                                                                       AIM               AIM                             ALGER
                                                                       V.I.              V.I.            AIM           AMERICAN
                                                                       HIGH         INTERNATIONAL        V.I.          LEVERAGED
                                                                       YIELD            EQUITY          VALUE            ALLCAP
                                                                    ------------    -------------    ------------    ------------
INVESTMENT INCOME:
  Dividends                                                         $    222,389    $      18,207    $     27,460    $         --
                                                                    ------------    -------------    ------------    ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                         22,573           76,425         266,546          48,396
  Administrative expense fees                                              2,709            9,171          31,985           5,807
                                                                    ------------    -------------    ------------    ------------
    Total expenses                                                        25,282           85,596         298,531          54,203
                                                                    ------------    -------------    ------------    ------------

    Net investment income (loss)                                         197,107          (67,389)       (271,071)        (54,203)
                                                                    ------------    -------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                          --          142,380         416,839         128,099
  Net realized gain (loss) from sales of investments                    (183,498)      (1,452,036)     (2,811,047)       (250,548)
                                                                    ------------    -------------    ------------    ------------
    Net realized gain (loss)                                            (183,498)      (1,309,656)     (2,394,208)       (122,449)
  Net unrealized gain (loss)                                            (197,751)        (413,014)       (535,218)       (529,290)
                                                                    ------------    -------------    ------------    ------------
    Net realized and unrealized gain (loss)                             (381,249)      (1,722,670)     (2,929,426)       (651,739)
                                                                    ------------    -------------    ------------    ------------
    Net increase (decrease) in net assets from operations           $   (184,142)   $  (1,790,059)   $ (3,200,497)   $   (705,942)
                                                                    ============    =============    ============    ============


                                                                     ALGER            ALGER                              ALLIANCE
                                                                   AMERICAN         AMERICAN          ALLIANCE          GROWTH AND
                                                                    MIDCAP            SMALL            GROWTH             INCOME
                                                                    GROWTH       CAPITALIZATION       CLASS B             CLASS B
                                                                --------------   --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                     $           --   $          748    $        9,481    $      153,511
                                                                --------------   --------------    --------------    --------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                      109,756           17,576            51,686           331,406
  Administrative expense fees                                           13,171            2,109             6,203            39,769
                                                                --------------   --------------    --------------    --------------
    Total expenses                                                     122,927           19,685            57,889           371,175
                                                                --------------   --------------    --------------    --------------

    Net investment income (loss)                                      (122,927)         (18,937)          (48,408)         (217,664)
                                                                --------------   --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 3,544,505               --           681,544         1,189,122
  Net realized gain (loss) from sales of investments                (1,554,229)        (749,923)         (785,265)         (238,642)
                                                                --------------   --------------    --------------    --------------
    Net realized gain (loss)                                         1,990,276         (749,923)         (103,721)          950,480
  Net unrealized gain (loss)                                        (2,511,793)         235,409        (1,166,905)       (1,683,552)
                                                                --------------   --------------    --------------    --------------
    Net realized and unrealized gain (loss)                           (521,517)        (514,514)       (1,270,626)         (733,072)
                                                                --------------   --------------    --------------    --------------
    Net increase (decrease) in net assets from operations       $     (644,444)  $     (533,451)   $   (1,319,034)   $     (950,736)
                                                                ==============   ==============    ==============    ==============


                                                                      ALLIANCE                      FT VIP          FT VIP
                                                                      PREMIER       ALLIANCE       FRANKLIN     MUTUAL SHARES
                                                                       GROWTH      TECHNOLOGY      SMALL CAP      SECURITIES
                                                                      CLASS B        CLASS B        CLASS 2         CLASS 2
                                                                   -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                                        $          --  $          --  $      13,284  $      85,516
                                                                   -------------  -------------  -------------  -------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                        206,235        100,546         44,442         66,283
  Administrative expense fees                                             24,748         12,065          5,333          7,954
                                                                   -------------  -------------  -------------  -------------
    Total expenses                                                       230,983        112,611         49,775         74,237
                                                                   -------------  -------------  -------------  -------------

    Net investment income (loss)                                        (230,983)      (112,611)       (36,491)        11,279
                                                                   -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     919,619        664,981             --        287,504
  Net realized gain (loss) from sales of investments                  (2,243,073)    (4,381,352)      (870,165)       (20,624)
                                                                   -------------  -------------  -------------  -------------
    Net realized gain (loss)                                          (1,323,454)    (3,716,371)      (870,165)       266,880
  Net unrealized gain (loss)                                          (2,014,487)     1,290,463        258,828       (224,536)
                                                                   -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss)                           (3,337,941)    (2,425,908)      (611,337)        42,344
                                                                   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations          $ (3,568,924)  $  (2,538,519) $    (647,828) $      53,623
                                                                   =============  =============  =============  =============


                                                                    FT VIP         FT VIP                         PIONEER
                                                                  TEMPLETON       TEMPLETON        PIONEER        MID CAP
                                                                    GROWTH      INTERNATIONAL     EMERGING         VALUE
                                                                  SECURITIES     SECURITIES        MARKETS          VCT
                                                                   CLASS 2         CLASS 2      VCT CLASS II     CLASS II
                                                                -------------  --------------  --------------  ------------
INVESTMENT INCOME:
  Dividends                                                     $      23,920  $       77,265  $            -  $     15,498
                                                                -------------  --------------  --------------  ------------

EXPENSES:
DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
   AND DELAWARE MEDALLION III :
  Mortality and expense risk fees                                      17,119          34,595           6,328        43,205
  Administrative expense fees                                           2,055           4,151             759         5,185
                                                                -------------  --------------  --------------  ------------
    Total expenses                                                     19,174          38,746           7,087        48,390
                                                                -------------  --------------  --------------  ------------

    Net investment income (loss)                                        4,746          38,519          (7,087)      (32,892)
                                                                -------------  --------------  --------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  214,640         607,680               -       272,851
  Net realized gain (loss) from sales of investments                  (32,266)       (125,030)        (43,709)       (2,422)
                                                                -------------  --------------  --------------  ------------
    Net realized gain (loss)                                          182,374         482,650         (43,709)      270,429
  Net unrealized gain (loss)                                         (207,750)     (1,036,488)         (6,010)      (72,829)
                                                                -------------  --------------  --------------  ------------
    Net realized and unrealized gain (loss)                           (25,376)       (553,838)        (49,719)      197,600
                                                                -------------  --------------  --------------  ------------
    Net increase (decrease) in net assets from operations       $     (20,630) $     (515,319) $      (56,806) $    164,708
                                                                =============  ==============  ==============  ============

* For the period 1/19/01 to 12/31/01.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                   DGPF
                                                                               DGPF BALANCED                 CAPITAL RESERVES
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001           2000             2001           2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   1,052,632  $   1,923,262    $   1,119,044  $   1,352,289
    Net realized gain (loss)                                              (3,766,060)     7,776,711          (28,711)      (705,180)
    Net unrealized gain (loss)                                            (7,404,343)   (16,751,006)         580,794      1,101,647
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                (10,117,771)    (7,051,033)       1,671,127      1,748,756
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  1,482,566      3,484,350        1,974,844      2,154,675
    Withdrawals                                                          (13,619,997)   (18,718,996)      (4,940,419)    (5,572,455)
    Contract benefits                                                     (4,078,327)    (3,183,741)        (844,279)    (2,066,594)
    Contract charges                                                         (31,956)       (33,163)          (9,138)        (5,397)
    Transfers between sub-accounts (including fixed account), net         (1,413,496)   (24,331,663)       3,738,560     (4,799,919)
    Other transfers from (to) the General Account                         (1,399,656)       398,877        1,360,511       (103,645)
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions     (19,060,866)   (42,384,336)       1,280,079    (10,393,335)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                (29,178,637)   (49,435,369)       2,951,206     (8,644,579)

NET ASSETS:
  Beginning of year                                                      114,708,215    164,143,584       25,662,036     34,306,615
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $  85,529,578  $ 114,708,215    $  28,613,242  $  25,662,036
                                                                       =============  =============    =============  =============

                                                                                   DGPF                      DGPF CONVERTIBLE
                                                                               CASH RESERVE                     SECURITIES
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000              2001           2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   1,072,829  $   2,128,064    $     255,441  $     174,857
    Net realized gain (loss)                                                       2             --          (46,033)        81,861
    Net unrealized gain (loss)                                                    --             --           30,159       (119,190)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                  1,072,831      2,128,064          239,567        137,528
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  7,694,157     15,363,459          222,883      1,454,793
    Withdrawals                                                          (27,912,604)   (17,816,244)        (533,243)      (936,787)
    Contract benefits                                                     (1,921,338)    (2,868,342)        (332,384)      (176,293)
    Contract charges                                                         (13,855)        (9,444)          (3,550)        (1,666)
    Transfers between sub-accounts (including fixed account), net         16,254,914      4,016,269         (403,266)      (283,430)
    Other transfers from (to) the General Account                         (1,118,048)    (6,451,033)         (19,391)       388,524
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions      (7,016,774)    (7,765,335)      (1,068,951)       445,141
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                 (5,943,943)    (5,637,271)        (829,384)       582,669

NET ASSETS:
  Beginning of year                                                       47,081,490     52,718,761        7,239,793      6,657,124
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $  41,137,547  $  47,081,490    $   6,410,409  $   7,239,793
                                                                       =============  =============    =============  =============

                                                                                                                    DGPF
                                                                                 DGPF DEVON                   EMERGING MARKETS
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000              2001           2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (208,266) $     (48,303)   $     (71,519) $      47,839
    Net realized gain (loss)                                              (1,585,684)    (1,522,825)        (454,344)      (261,677)
    Net unrealized gain (loss)                                            (1,792,079)    (5,130,547)         795,071     (2,742,350)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                 (3,586,029)    (6,701,675)         269,208     (2,956,188)
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    276,412      2,234,454          239,565      1,898,619
    Withdrawals                                                           (2,691,003)    (7,259,378)        (678,497)    (1,239,635)
    Contract benefits                                                     (1,789,112)    (1,375,687)        (184,307)      (195,463)
    Contract charges                                                         (13,719)       (14,319)          (5,107)        (4,298)
    Transfers between sub-accounts (including fixed account), net           (935,884)   (18,136,553)        (761,529)     1,626,676
    Other transfers from (to) the General Account                           (350,527)       984,655          136,991        602,598
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions      (5,503,833)   (23,566,828)      (1,252,884)     2,688,497
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                 (9,089,862)   (30,268,503)        (983,676)      (267,691)

NET ASSETS:
  Beginning of year                                                       36,064,881     66,333,384        8,363,734      8,631,425
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $  26,975,019  $  36,064,881    $   7,380,058  $   8,363,734
                                                                       =============  =============    =============  =============

                                                                                   DGPF                           DGPF
                                                                                GLOBAL BOND                  GROWTH & INCOME
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001          2000              2001           2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $      29,588  $     (23,921)   $  (2,835,969) $     886,590
    Net realized gain (loss)                                                 (69,452)      (225,984)         684,842     16,083,790
    Net unrealized gain (loss)                                               (40,596)       162,849      (11,687,429)     2,745,267
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                    (80,460)       (87,056)     (13,838,556)    19,715,647
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    458,058        358,789        2,882,554      8,998,955
    Withdrawals                                                             (418,893)      (489,577)     (30,021,888)   (42,374,045)
    Contract benefits                                                       (120,644)      (206,391)      (9,623,304)    (9,896,825)
    Contract charges                                                          (1,788)        (1,054)         (84,433)       (79,864)
    Transfers between sub-accounts (including fixed account), net            252,168       (357,540)     (12,299,984)   (53,918,647)
    Other transfers from (to) the General Account                            115,239       (253,929)      (2,261,473)     1,996,003
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions         284,140       (949,702)     (51,408,528)   (95,274,423)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                    203,680     (1,036,758)     (65,247,084)   (75,558,776)

NET ASSETS:
  Beginning of year                                                        4,588,529      5,625,287      273,978,233    349,537,009
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $   4,792,209  $   4,588,529    $ 208,731,149  $ 273,978,233
                                                                       =============  =============    =============  =============

                                                                                    DGPF
                                                                            GROWTH OPPORTUNITIES
                                                                           YEAR ENDED DECEMBER 31,
                                                                       ------------------------------
                                                                            2001            2000
                                                                       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $  (1,800,920)   $  (3,131,310)
    Net realized gain (loss)                                              25,970,091       42,126,681
    Net unrealized gain (loss)                                           (53,717,089)     (58,044,075)
                                                                       -------------    -------------
    Net increase (decrease) in net assets from operations                (29,547,918)     (19,048,704)
                                                                       -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  1,306,934       12,057,438
    Withdrawals                                                          (17,480,804)     (30,413,657)
    Contract benefits                                                     (4,545,938)      (4,651,873)
    Contract charges                                                         (48,964)         (49,338)
    Transfers between sub-accounts (including fixed account), net         (8,621,010)       5,079,380
    Other transfers from (to) the General Account                         (1,237,645)       1,462,059
    Net increase (decrease) in investment by Sponsor                              --               --
                                                                       -------------    -------------
    Net increase (decrease) in net assets from contract transactions     (30,627,427)     (16,515,991)
                                                                       -------------    -------------
    Net increase (decrease) in net assets                                (60,175,345)     (35,564,695)

NET ASSETS:
  Beginning of year                                                      172,161,295      207,725,990
                                                                       -------------    -------------
  End of year                                                          $ 111,985,950    $ 172,161,295
                                                                       =============    =============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                                   DGPF
                                                                              DGPF HIGH YIELD              INTERNATIONAL EQUITY
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001           2000             2001           2000
                                                                       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   3,497,664  $   1,836,524    $     909,406  $     964,651
    Net realized gain (loss)                                              (6,926,707)   (11,492,309)      (6,516,056)     6,759,428
    Net unrealized gain (loss)                                             1,074,618     (2,631,467)      (4,276,036)    (8,418,298)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from operations                 (2,354,425)   (12,287,252)      (9,882,686)      (694,219)
                                                                       -------------  -------------    -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    820,540      1,306,412          730,855      2,942,167
    Withdrawals                                                           (6,558,296)   (12,338,187)      (8,470,515)   (13,423,199)
    Contract benefits                                                     (1,626,965)    (1,996,204)      (2,413,736)    (2,277,486)
    Contract charges                                                         (16,188)       (19,279)         (23,341)       (23,167)
    Transfers between sub-accounts (including fixed account), net         (1,132,253)   (18,186,016)      (4,793,294)    (4,607,998)
    Other transfers from (to) the General Account                            (68,962)      (113,435)        (539,831)       956,768
    Net increase (decrease) in investment by Sponsor                              --             --               --             --
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract transactions      (8,582,124)   (31,346,709)     (15,509,862)   (16,432,915)
                                                                       -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                                (10,936,549)   (43,633,961)     (25,392,548)   (17,127,134)

NET ASSETS:
  Beginning of year                                                       47,487,174     91,121,135       82,369,228     99,496,362
                                                                       -------------  -------------    -------------  -------------
  End of year                                                          $  36,550,625  $  47,487,174    $  56,976,680  $  82,369,228
                                                                       =============  =============    =============  =============

                                                                                                                    DGPF
                                                                                 DGPF REIT                     SELECT GROWTH
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001           2000            2001            2000
                                                                       -------------  -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $      25,564  $      28,020    $   (675,028)   $ (1,075,405)
    Net realized gain (loss)                                                 238,103         57,343      (7,020,409)      3,380,132
    Net unrealized gain (loss)                                               125,984        745,414      (8,925,975)    (23,579,677)
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from operations                    389,651        830,777     (16,621,412)    (21,274,950)
                                                                       -------------  -------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    538,375        542,118       1,647,786      14,858,025
    Withdrawals                                                             (322,230)      (375,978)     (4,053,339)     (7,863,160)
    Contract benefits                                                       (143,758)      (265,107)     (1,948,512)     (1,663,391)
    Contract charges                                                          (4,762)        (1,164)        (40,005)        (38,115)
    Transfers between sub-accounts (including fixed account), net           (287,828)     1,550,455      (4,587,677)     25,610,536
    Other transfers from (to) the General Account                            594,779        766,328        (700,571)      5,927,937
    Net increase (decrease) in investment by Sponsor                              --             --              --              --
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions         374,576      2,216,652      (9,682,318)     36,831,832
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets                                    764,227      3,047,429     (26,303,730)     15,556,882

NET ASSETS:
  Beginning of year                                                        5,448,066      2,400,637      67,472,258      51,915,376
                                                                       -------------  -------------    ------------    ------------
  End of year                                                          $   6,212,293  $   5,448,066    $ 41,168,528    $ 67,472,258
                                                                       =============  =============    ============    ============

                                                                                  DGPF                             DGPF
                                                                             SMALL CAP VALUE                 SOCIAL AWARENESS
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001           2000            2001            2000
                                                                       -------------  -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (284,331) $     (93,836)   $   (220,610)   $   (306,471)
    Net realized gain (loss)                                               7,218,248      1,925,383       1,319,389         941,324
    Net unrealized gain (loss)                                               112,031      8,905,615      (3,495,746)     (3,417,616)
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from operations                  7,045,948     10,737,162      (2,396,967)     (2,782,763)
                                                                       -------------  -------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  1,375,784      3,006,990         286,971       2,074,407
    Withdrawals                                                           (7,565,607)    (9,452,810)     (1,271,570)     (2,552,761)
    Contract benefits                                                     (3,454,073)    (1,490,365)       (460,624)       (372,022)
    Contract charges                                                         (24,917)       (18,190)        (12,284)        (12,172)
    Transfers between sub-accounts (including fixed account), net          1,095,652    (10,796,092)     (2,085,803)     (3,798,075)
    Other transfers from (to) the General Account                            657,529        366,200        (457,101)      1,468,005
    Net increase (decrease) in investment by Sponsor                              --             --              --              --
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions      (7,915,632)   (18,384,267)     (4,000,411)     (3,192,618)
                                                                       -------------  -------------    ------------    ------------
    Net increase (decrease) in net assets                                   (869,684)    (7,647,105)     (6,397,378)     (5,975,381)

NET ASSETS:
  Beginning of year                                                       73,179,810     80,826,915      22,918,225      28,893,606
                                                                       -------------  -------------    ------------    ------------
  End of year                                                          $  72,310,126  $ 73,179,810     $ 16,520,847    $ 22,918,225
                                                                       =============  =============    ============    ============

                                                                              DGPF STRATEGIC
                                                                                  INCOME
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2001           2000
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $     872,699  $   1,284,226
    Net realized gain (loss)                                                (786,261)      (913,476)
    Net unrealized gain (loss)                                              (188,868)    (1,048,015)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations                   (102,430)      (677,265)
                                                                       -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    866,480      1,911,581
    Withdrawals                                                           (2,295,467)    (2,219,638)
    Contract benefits                                                     (1,119,941)      (769,668)
    Contract charges                                                          (5,941)        (3,758)
    Transfers between sub-accounts (including fixed account), net          1,496,809     (3,039,893)
    Other transfers from (to) the General Account                            367,221        564,937
    Net increase (decrease) in investment by Sponsor                              --             --
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract transactions        (690,839)    (3,556,439)
                                                                       -------------  -------------
    Net increase (decrease) in net assets                                   (793,269)    (4,233,704)

NET ASSETS:
  Beginning of year                                                       13,698,013     17,931,717
                                                                       -------------  -------------
  End of year                                                          $  12,904,744  $  13,698,013
                                                                       =============  =============

                                                                                 DGPF
                                                                              TECHNOLOGY                      DGPF TREND
                                                                             AND INNOVATION             YEAR ENDED DECEMBER 31,
                                                                              PERIOD FROM          --------------------------------
                                                                          1/19/01* TO 12/31/01          2001              2000
                                                                          --------------------     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $             (2,819)    $   (1,515,687)   $   (2,443,091)
    Net realized gain (loss)                                                            (7,973)       (19,366,620)       46,291,231
    Net unrealized gain (loss)                                                         (56,049)        (3,985,266)      (57,820,610)
                                                                          --------------------     --------------    --------------
    Net increase (decrease) in net assets from operations                              (66,841)       (24,867,573)      (13,972,470)
                                                                          --------------------     --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                              125,500          2,616,565        18,110,938
    Withdrawals                                                                        (16,896)       (12,114,849)      (20,362,083)
    Contract benefits                                                                       --         (3,052,353)       (4,181,083)
    Contract charges                                                                       (70)           (53,575)          (47,391)
    Transfers between sub-accounts (including fixed account), net                      193,443         (9,577,803)       15,433,195
    Other transfers from (to) the General Account                                       85,457           (867,540)        4,654,277
    Net increase (decrease) in investment by Sponsor                                       841                 --                --
                                                                          --------------------     --------------    --------------
    Net increase (decrease) in net assets from contract transactions                   388,275        (23,049,555)       13,607,853
                                                                          --------------------     --------------    --------------
    Net increase (decrease) in net assets                                              321,434        (47,917,128)         (364,617)

NET ASSETS:
  Beginning of year                                                                         --        145,302,996       145,667,613
                                                                          --------------------     --------------    --------------
  End of year                                                             $            321,434     $   97,385,868    $  145,302,996
                                                                          ====================     ==============    ==============

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                              DGPF U.S. GROWTH
                                                                          YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                            2001            2000
                                                                       -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (130,305)  $    (313,198)
    Net realized gain (loss)                                              (1,827,560)        248,134
    Net unrealized gain (loss)                                            (4,584,575)     (2,042,667)
                                                                       -------------   -------------
    Net increase (decrease) in net assets from operations                 (6,542,440)     (2,107,731)
                                                                       -------------   -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    810,291       5,915,212
    Withdrawals                                                           (1,962,663)     (1,285,447)
    Contract benefits                                                       (757,498)       (326,511)
    Contract charges                                                         (15,769)        (10,480)
    Transfers between sub-accounts (including fixed account), net         (1,636,236)     15,967,009
    Other transfers from (to) the General Account                            (56,451)      2,677,392
    Net increase (decrease) in investment by Sponsor                              --              --
                                                                       -------------   -------------
    Net increase (decrease) in net assets from contract transactions      (3,618,326)     22,937,175
                                                                       -------------   -------------
    Net increase (decrease) in net assets                                (10,160,766)     20,829,444

NET ASSETS:
  Beginning of year                                                       26,667,251       5,837,807
                                                                       -------------   -------------
  End of year                                                          $  16,506,485   $  26,667,251
                                                                       =============   =============


                                                                                         AIM
                                                                                     V.I. GROWTH
                                                                          YEAR ENDED         PERIOD FROM
                                                                          12/31/01       5/1/00* TO 12/31/00
                                                                        -------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $     (66,336)   $           (37,509)
    Net realized gain (loss)                                                 (792,285)               208,981
    Net unrealized gain (loss)                                             (1,636,148)            (1,920,630)
                                                                        -------------    -------------------
    Net increase (decrease) in net assets from operations                  (2,494,769)            (1,749,158)
                                                                        -------------    -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     864,546              3,027,791
    Withdrawals                                                              (327,822)              (147,589)
    Contract benefits                                                        (264,812)                (1,763)
    Contract charges                                                           (5,847)                (1,138)
    Transfers between sub-accounts (including fixed account), net             155,372              4,549,738
    Other transfers from (to) the General Account                             878,998                917,961
    Net increase (decrease) in investment by Sponsor                               --                     48
                                                                        -------------    -------------------
    Net increase (decrease) in net assets from contract transactions        1,300,435              8,345,048
                                                                        -------------    -------------------
    Net increase (decrease) in net assets                                  (1,194,334)             6,595,890

NET ASSETS:
  Beginning of year                                                         6,595,890                     --
                                                                        -------------    -------------------
  End of year                                                           $   5,401,556    $         6,595,890
                                                                        =============    ===================

                                                                                         AIM
                                                                                      V.I.HIGH
                                                                                        YIELD
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     197,107   $           118,087
    Net realized gain (loss)                                                   (183,498)               (1,394)
    Net unrealized gain (loss)                                                 (197,751)             (268,292)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (184,142)             (151,599)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       471,490               361,523
    Withdrawals                                                                (208,450)              (22,486)
    Contract benefits                                                          (119,559)              (10,744)
    Contract charges                                                             (1,049)                  (73)
    Transfers between sub-accounts (including fixed account), net               785,670               709,197
    Other transfers from (to) the General Account                               101,151                84,926
    Net increase (decrease) in investment by Sponsor                                 --                    40
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          1,029,253             1,122,383
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                       845,111               970,784

NET ASSETS:
  Beginning of year                                                             970,784                    --
                                                                          -------------   -------------------
  End of year                                                             $   1,815,895   $           970,784
                                                                          =============   ===================

                                                                                          AIM
                                                                                          V.I.
                                                                                  INTERNATIONAL EQUITY
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (67,389)   $           (24,270)
    Net realized gain (loss)                                                (1,309,656)               292,484
    Net unrealized gain (loss)                                                (413,014)            (1,424,053)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                   (1,790,059)            (1,155,839)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      511,381              3,327,847
    Withdrawals                                                               (395,946)              (202,949)
    Contract benefits                                                         (118,108)               (17,475)
    Contract charges                                                            (5,324)                (1,047)
    Transfers between sub-accounts (including fixed account), net               48,930              4,436,319
    Other transfers from (to) the General Account                              169,708                539,124
    Net increase (decrease) in investment by Sponsor                                --                     73
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions           210,641              8,081,892
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                   (1,579,418)             6,926,053

NET ASSETS:
  Beginning of year                                                          6,926,053                     --
                                                                          -------------   -------------------
  End of year                                                             $  5,346,635    $         6,926,053
                                                                          ============    ===================

                                                                                         AIM
                                                                                         V.I.
                                                                                        VALUE
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (271,071)  $          (109,624)
    Net realized gain (loss)                                                 (2,394,208)              398,975
    Net unrealized gain (loss)                                                 (535,218)           (3,497,293)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                    (3,200,497)           (3,207,942)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     2,817,449             7,602,611
    Withdrawals                                                              (1,689,250)             (613,862)
    Contract benefits                                                          (576,846)             (147,858)
    Contract charges                                                            (19,379)               (3,998)
    Transfers between sub-accounts (including fixed account), net             1,219,668            14,567,117
    Other transfers from (to) the General Account                             1,050,358             3,037,610
    Net increase (decrease) in investment by Sponsor                                 --                   139
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          2,802,000            24,441,759
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                      (398,497)           21,233,817

NET ASSETS:
  Beginning of year                                                          21,233,817                    --
                                                                          -------------   -------------------
  End of year                                                             $  20,835,320   $        21,233,817
                                                                          =============   ===================

                                                                                           ALGER
                                                                                         AMERICAN
                                                                                     LEVERAGED ALLCAP
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (54,203)  $           (30,269)
    Net realized gain (loss)                                                   (122,449)               79,969
    Net unrealized gain (loss)                                                 (529,290)             (985,114)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (705,942)             (935,414)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       643,146             1,316,933
    Withdrawals                                                                (309,066)             (247,019)
    Contract benefits                                                          (192,852)               (6,288)
    Contract charges                                                             (3,018)                 (487)
    Transfers between sub-accounts (including fixed account), net               646,223             2,808,029
    Other transfers from (to) the General Account                               553,976               962,611
    Net increase (decrease) in investment by Sponsor                                 --                    48
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          1,338,409             4,833,827
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                       632,467             3,898,413

NET ASSETS:
  Beginning of year                                                           3,898,413                    --
                                                                          -------------   -------------------
  End of year                                                             $   4,530,880   $         3,898,413
                                                                          =============   ===================

                                                                                         ALGER
                                                                                       AMERICAN
                                                                                     MIDCAP GROWTH
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (122,927)  $           (38,227)
    Net realized gain (loss)                                                  1,990,276                44,659
    Net unrealized gain (loss)                                               (2,511,793)             (560,971)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (644,444)             (554,539)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,646,658             2,981,975
    Withdrawals                                                                (560,425)             (162,412)
    Contract benefits                                                          (266,446)                 (541)
    Contract charges                                                             (8,729)               (1,754)
    Transfers between sub-accounts (including fixed account), net             1,001,512             4,192,152
    Other transfers from (to) the General Account                             1,185,395             1,240,765
    Net increase (decrease) in investment by Sponsor                                 --                   (77)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          2,997,965             8,250,108
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                     2,353,521             7,695,569

NET ASSETS:
  Beginning of year                                                           7,695,569                    --
                                                                          -------------   -------------------
  End of year                                                             $  10,049,090   $         7,695,569
                                                                          =============   ===================

                                                                                        ALGER
                                                                                      AMERICAN
                                                                                SMALL CAPITALIZATION
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (18,937)  $            (8,566)
    Net realized gain (loss)                                                   (749,923)              (11,228)
    Net unrealized gain (loss)                                                  235,409              (331,046)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (533,451)             (350,840)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       239,753             1,171,024
    Withdrawals                                                                (137,578)              (39,237)
    Contract benefits                                                           (45,990)               (6,243)
    Contract charges                                                             (1,220)                 (118)
    Transfers between sub-accounts (including fixed account), net                50,704               721,512
    Other transfers from (to) the General Account                               121,854               131,589
    Net increase (decrease) in investment by Sponsor                                 --                   139
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions            227,523             1,978,666
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                      (305,928)            1,627,826

NET ASSETS:
  Beginning of year                                                           1,627,826                    --
                                                                          -------------   -------------------
  End of year                                                             $   1,321,898   $         1,627,826
                                                                          =============   ===================

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                      ALLIANCE
                                                                                   GROWTH CLASS B
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (48,408)  $           (27,699)
    Net realized gain (loss)                                                   (103,721)               74,464
    Net unrealized gain (loss)                                               (1,166,905)             (854,597)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                    (1,319,034)             (807,832)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       675,853             1,404,119
    Withdrawals                                                                (308,945)             (168,549)
    Contract benefits                                                          (232,086)                   --
    Contract charges                                                             (2,825)                 (651)
    Transfers between sub-accounts (including fixed account), net               547,110             3,465,134
    Other transfers from (to) the General Account                               176,499               537,150
    Net increase (decrease) in investment by Sponsor                                 --                    26
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions            855,606             5,237,229
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                      (463,428)            4,429,397

NET ASSETS:
  Beginning of year                                                           4,429,397                    --
                                                                          -------------   -------------------
  End of year                                                             $   3,965,969   $         4,429,397
                                                                          =============   ===================

                                                                                   ALLIANCE GROWTH AND
                                                                                     INCOME CLASS B
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (217,664)  $           (62,281)
    Net realized gain (loss)                                                    950,480               111,644
    Net unrealized gain (loss)                                               (1,683,552)              430,105
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (950,736)              479,468
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     4,774,655             3,952,984
    Withdrawals                                                              (1,735,578)             (287,690)
    Contract benefits                                                          (606,266)              (58,804)
    Contract charges                                                            (19,803)               (1,675)
    Transfers between sub-accounts (including fixed account), net            12,452,244             9,589,907
    Other transfers from (to) the General Account                             3,002,426             1,570,402
    Net increase (decrease) in investment by Sponsor                                 --                  (129)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions         17,867,678            14,764,995
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                    16,916,942            15,244,463

NET ASSETS:
  Beginning of year                                                          15,244,463                    --
                                                                          -------------   -------------------
  End of year                                                             $  32,161,405   $        15,244,463
                                                                          =============   ===================

                                                                                  ALLIANCE PREMIER
                                                                                   GROWTH CLASS B
                                                                            YEAR ENDED       PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (230,983)  $          (117,115)
    Net realized gain (loss)                                                 (1,323,454)              223,883
    Net unrealized gain (loss)                                               (2,014,487)           (3,714,384)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                    (3,568,924)           (3,607,616)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,707,576             5,030,529
    Withdrawals                                                              (1,271,911)             (385,610)
    Contract benefits                                                          (639,483)              (60,272)
    Contract charges                                                            (12,017)               (3,152)
    Transfers between sub-accounts (including fixed account), net             2,020,852            13,571,757
    Other transfers from (to) the General Account                             1,263,558             2,262,744
    Net increase (decrease) in investment by Sponsor                                 --                    18
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          3,068,575            20,416,014
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                      (500,349)           16,808,398

NET ASSETS:
  Beginning of year                                                          16,808,398                    --
                                                                          -------------   -------------------
  End of year                                                             $  16,308,049   $        16,808,398
                                                                          =============   ===================

                                                                                      ALLIANCE
                                                                                 TECHNOLOGY CLASS B
                                                                            YEAR ENDED       PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (112,611)  $           (70,513)
    Net realized gain (loss)                                                 (3,716,371)             (532,139)
    Net unrealized gain (loss)                                                1,290,463            (3,422,360)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                    (2,538,519)           (4,025,012)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       714,226             3,787,410
    Withdrawals                                                                (669,593)             (340,734)
    Contract benefits                                                          (210,892)              (16,457)
    Contract charges                                                             (6,761)               (1,859)
    Transfers between sub-accounts (including fixed account), net               397,333             7,543,024
    Other transfers from (to) the General Account                               661,540             2,443,220
    Net increase (decrease) in investment by Sponsor                                 --                    52
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions            885,853            13,414,656
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                    (1,652,666)            9,389,644

NET ASSETS:
  Beginning of year                                                           9,389,644                    --
                                                                          -------------   -------------------
  End of year                                                             $   7,736,978   $         9,389,644
                                                                          =============   ===================

                                                                                    FT VIP FRANKLIN
                                                                                   SMALL CAP CLASS 2
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (36,491)  $           (18,917)
    Net realized gain (loss)                                                   (870,165)             (279,609)
    Net unrealized gain (loss)                                                  258,828              (366,328)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (647,828)             (664,854)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       433,987             1,354,762
    Withdrawals                                                                (256,896)              (49,388)
    Contract benefits                                                           (96,043)                   --
    Contract charges                                                             (2,975)                 (600)
    Transfers between sub-accounts (including fixed account), net               417,212             2,563,442
    Other transfers from (to) the General Account                               305,683               473,839
    Net increase (decrease) in investment by Sponsor                                 --                   (35)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions            800,968             4,342,020
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                       153,140             3,677,166

NET ASSETS:
  Beginning of year                                                           3,677,166                    --
                                                                          -------------   -------------------
  End of year                                                             $   3,830,306   $         3,677,166
                                                                          =============   ===================

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                  FT VIP MUTUAL SHARES
                                                                                   SECURITIES CLASS 2
                                                                           YEAR ENDED         PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      11,279   $            (5,564)
    Net realized gain (loss)                                                    266,880                 2,958
    Net unrealized gain (loss)                                                 (224,536)               85,445
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                        53,623                82,839
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,367,823               403,478
    Withdrawals                                                                (365,364)              (29,422)
    Contract benefits                                                          (123,236)                   --
    Contract charges                                                             (5,185)                 (154)
    Transfers between sub-accounts (including fixed account), net             4,626,822               622,412
    Other transfers from (to) the General Account                             1,856,400               214,903
    Net increase (decrease) in investment by Sponsor                                 --                   (86)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          7,357,260             1,211,131
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                     7,410,883             1,293,970

NET ASSETS:
  Beginning of year                                                           1,293,970                    --
                                                                          -------------   -------------------
  End of year                                                             $   8,704,853   $         1,293,970
                                                                          =============   ===================

                                                                                      FT VIP
                                                                                     TEMPLETON
                                                                                 GROWTH SECURITIES
                                                                                      CLASS 2
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $       4,746   $            (5,197)
    Net realized gain (loss)                                                    182,374                   144
    Net unrealized gain (loss)                                                 (207,750)               28,540
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                       (20,630)               23,487
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,049,009               214,785
    Withdrawals                                                                (102,716)              (28,402)
    Contract benefits                                                           (22,894)                   --
    Contract charges                                                             (1,111)                 (125)
    Transfers between sub-accounts (including fixed account), net               387,748               594,484
    Other transfers from (to) the General Account                               274,567                 2,018
    Net increase (decrease) in investment by Sponsor                                 --                   (90)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          1,584,603               782,670
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                     1,563,973               806,157

NET ASSETS:
  Beginning of year                                                             806,157                    --
                                                                          -------------   -------------------
  End of year                                                             $   2,370,130   $           806,157
                                                                          =============   ===================

                                                                                        FT VIP
                                                                                       TEMPLETON
                                                                                INTERNATIONAL SECURITIES
                                                                                        CLASS 2
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      38,519   $           (10,975)
    Net realized gain (loss)                                                    482,650                (1,109)
    Net unrealized gain (loss)                                               (1,036,488)               12,194
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                      (515,319)                  110
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       873,780               728,264
    Withdrawals                                                                (207,517)              (21,395)
    Contract benefits                                                           (44,922)              (13,004)
    Contract charges                                                             (2,450)                 (348)
    Transfers between sub-accounts (including fixed account), net               396,401             1,072,276
    Other transfers from (to) the General Account                               421,747               402,896
    Net increase (decrease) in investment by Sponsor                                 --                  (137)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          1,437,039             2,168,552
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                       921,720             2,168,662

NET ASSETS:
  Beginning of year                                                           2,168,662                    --
                                                                          -------------   -------------------
  End of year                                                             $   3,090,382   $         2,168,662
                                                                          =============   ===================

                                                                                        PIONEER
                                                                                   EMERGING MARKETS
                                                                                     VCT CLASS II
                                                                            YEAR ENDED        PERIOD FROM
                                                                             12/31/01     5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      (7,087)  $            (2,632)
    Net realized gain (loss)                                                    (43,709)                2,347
    Net unrealized gain (loss)                                                   (6,010)             (125,512)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                       (56,806)             (125,797)
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                        33,090               282,642
    Withdrawals                                                                 (26,235)               (2,358)
    Contract benefits                                                            (8,142)                   --
    Contract charges                                                               (416)                  (81)
    Transfers between sub-accounts (including fixed account), net               115,529               169,335
    Other transfers from (to) the General Account                                66,316                89,916
    Net increase (decrease) in investment by Sponsor                                 --                   214
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions            180,142               539,668
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                       123,336               413,871

NET ASSETS:
  Beginning of year                                                             413,871                    --
                                                                          -------------   -------------------
  End of year                                                             $     537,207   $           413,871
                                                                          =============   ===================

                                                                                       PIONEER
                                                                                    MID CAP VALUE
                                                                                         VCT
                                                                                      CLASS II
                                                                           YEAR ENDED        PERIOD FROM
                                                                            12/31/01      5/1/00* TO 12/31/00
                                                                          -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (32,892)  $            (3,364)
    Net realized gain (loss)                                                    270,429                81,272
    Net unrealized gain (loss)                                                  (72,829)              125,915
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from operations                       164,708               203,823
                                                                          -------------   -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       622,467               279,086
    Withdrawals                                                                (213,074)              (46,415)
    Contract benefits                                                           (66,344)               (6,793)
    Contract charges                                                             (2,687)                 (306)
    Transfers between sub-accounts (including fixed account), net             1,623,580             1,232,014
    Other transfers from (to) the General Account                               956,730               272,250
    Net increase (decrease) in investment by Sponsor                                 --                   (64)
                                                                          -------------   -------------------
    Net increase (decrease) in net assets from contract transactions          2,920,672             1,729,772
                                                                          -------------   -------------------
    Net increase (decrease) in net assets                                     3,085,380             1,933,595

NET ASSETS:
  Beginning of year                                                           1,933,595                    --
                                                                          -------------   -------------------
  End of year                                                             $   5,018,975   $         1,933,595
                                                                          =============   ===================

* Date of initial investment

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS




NOTE 1 - ORGANIZATION

       Separate Account VA-K ("The Separate Account"), which funds the Delaware Golden Medallion, Delaware Medallion II, and Delaware Medallion III variable annuities (the "Delaware Contracts"), in addition to other variable annuity contracts is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

       The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty-six Sub-Accounts under the Delaware contracts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                 INVESTMENT MANAGER
----------                                                                 ------------------
Delaware Group Premium Fund ("DGPF")                                       Delaware International Advisors Ltd.
AIM Variable Insurance Funds ("AIM V.I.")                                  A I M Advisors, Inc.
The Alger American Fund ("Alger")                                          Fred Alger Management, Inc.
Alliance Variable Products Series Fund, Inc.(Class B) ("Alliance B")       Alliance Capital Management, L.P.
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP")  Franklin Mutual Advisors, LLC
Pioneer Variable Contracts Trust (Class II) ("Pioneer II")                 Pioneer Investment Management, Inc.

       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

       Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

       The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                   PORTFOLIO INFORMATION
                                                      -------------------------------------------------
                                                                                           NET ASSET
                                                        NUMBER OF         AGGREGATE          VALUE
INVESTMENT PORTFOLIO                                     SHARES             COST           PER SHARE
--------------------                                  --------------   ----------------  --------------
DGPF Balanced                                            6,229,158       $101,024,485     $    13.730
DGPF Capital Reserves                                    2,933,593         28,535,639           9.750
DGPF Cash Reserve                                        4,112,584         41,125,843          10.000
DGPF Convertible Securities                                559,861          6,269,046          11.450
DGPF Devon                                               2,518,676         34,165,506          10.710
DGPF Emerging Markets                                    1,116,499          8,860,134           6.610
DGPF Global Bond                                           506,041          5,084,654           9.470
DGPF Growth & Income                                    12,875,378        209,213,539          16.210
DGPF Growth Opportunities                                7,461,301        136,888,683          15.010
DGPF High Yield                                          6,988,647         57,159,239           5.230
DGPF International Equity                                4,099,044         56,952,413          13.900
DGPF REIT                                                  530,965          5,439,407          11.700
DGPF Select Growth                                       4,960,064         61,312,756           8.300
DGPF Small Cap Value                                     3,702,518         63,178,726          19.530
DGPF Social Awareness                                    1,363,109         18,543,381          12.120
DGPF Strategic Income                                    1,631,447         15,470,422           7.910
DGPF Technology and Innovation                             159,996            382,442           2.040
DGPF Trend                                               3,860,252        114,340,742          25.230
DGPF U.S. Growth                                         2,171,906         22,909,194           7.600
AIM V.I. Growth                                            329,967          8,958,334          16.370
AIM V.I. High Yield                                        341,977          2,281,938           5.310
AIM V.I. International Equity                              358,594          7,183,702          14.910
AIM V.I. Value                                             892,305         24,867,831          23.350
Alger American Leveraged AllCap                            143,610          6,045,284          31.550
Alger American MidCap Growth                               568,709         13,121,854          17.670
Alger American Small Capitalization                         79,873          1,417,535          16.550
Alliance Growth Class B                                    243,162          5,987,471          16.310
Alliance Growth and Income Class B                       1,459,891         33,414,852          22.030
Alliance Premier Growth Class B                            652,322         22,036,920          25.000
Alliance Technology Class B                                451,136          9,868,875          17.150
FT VIP Franklin Small Cap Class 2                          214,583          3,937,806          17.850
FT VIP Mutual Shares Securities Class 2                    620,446          8,843,944          14.030
FT VIP Templeton Growth Securities Class 2                 215,271          2,549,340          11.010
FT VIP Templeton International Securities Class 2          263,235          4,114,676          11.740
Pioneer Emerging Markets VCT Class II                       48,008            668,729          11.190
Pioneer Mid Cap Value VCT Class II                         290,450          4,965,889          17.280

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

       AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

       A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

       The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended, are displayed in the table below.


                                            DELAWARE GOLDEN      DELAWARE MEDALLION II &
VARIABLE ACCOUNT DEDUCTIONS:                   MEDALLION          DELAWARE MEDALLION III
Mortality and Expense Risk (Annual Rate)         1.25%                    1.25%
Administrative Expense (Annual Rate)             0.15%                    0.15%


CONTRACT DEDUCTIONS:
Optional Rider Fees (Annual Rate):            0.15%-0.35%             0.15%-0.25%
Annual Contract Fee (Maximum)                     $35                      $30

       Allmerica Investments, Inc., (Allmerica Investments), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

         Transactions from contractowners and sponsor were as follows:

                                                                  DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
                                                                             AND DELAWARE MEDALLION III
                                                                               YEAR ENDED DECEMBER 31,

           `                                                        2001                                     2000
                                                    --------------------------------------   --------------------------------------
                                                          UNITS              AMOUNT                UNITS               AMOUNT
                                                    ----------------   -------------------   -----------------  -------------------
DGPF Balanced
  Issuance of Units                                       3,261,449     $       6,104,720           5,551,562    $      10,579,224
  Redemption of Units                                   (13,414,174)          (25,165,586)        (26,125,362)         (52,963,560)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                             (10,152,725)    $     (19,060,866)        (20,573,800)   $     (42,384,336)
                                                    ================   ===================   =================  ===================

DGPF Capital Reserves
  Issuance of Units                                       8,816,980     $      13,156,590           4,541,002    $       5,997,334
  Redemption of Units                                    (8,038,191)          (11,876,511)        (12,055,599)         (16,390,669)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 778,789     $       1,280,079          (7,514,597)   $     (10,393,335)
                                                    ================   ===================   =================  ===================

DGPF Cash Reserve
  Issuance of Units                                     259,669,683     $     339,196,518         258,135,894    $     328,880,444
  Redemption of Units                                  (264,981,847)         (346,213,292)       (264,271,261)        (336,645,779)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (5,312,164)    $      (7,016,774)         (6,135,367)   $      (7,765,335)
                                                    ================   ===================   =================  ===================

DGPF Convertible Securities
  Issuance of Units                                       1,000,804     $       1,233,300           2,362,075    $       2,917,950
  Redemption of Units                                    (1,892,381)           (2,302,251)         (2,009,757)          (2,472,809)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                (891,577)    $      (1,068,951)            352,318    $         445,141
                                                    ================   ===================   =================  ===================

DGPF Devon
  Issuance of Units                                       2,407,799     $       2,594,658           5,858,814    $       7,521,738
  Redemption of Units                                    (7,399,834)           (8,098,491)        (24,058,871)         (31,088,566)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (4,992,035)    $      (5,503,833)        (18,200,057)   $     (23,566,828)
                                                    ================   ===================   =================  ===================

DGPF Emerging Markets
  Issuance of Units                                       1,355,760     $         900,786           8,522,362    $       6,977,773
  Redemption of Units                                    (3,299,781)           (2,153,670)         (5,636,236)          (4,289,276)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (1,944,021)    $      (1,252,884)          2,886,126    $       2,688,497
                                                    ================   ===================   =================  ===================

DGPF Global Bond
  Issuance of Units                                       1,257,060     $       1,350,931           1,097,197    $       1,145,104
  Redemption of Units                                      (990,373)           (1,066,791)         (2,005,206)          (2,094,806)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 266,687     $         284,140            (908,009)   $        (949,702)
                                                    ================   ===================   =================  ===================

DGPF Growth & Income
  Issuance of Units                                      66,460,478     $     177,827,632          48,364,505    $     119,072,004
  Redemption of Units                                   (85,607,813)         (229,236,160)        (87,468,432)        (214,346,427)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                             (19,147,335)    $     (51,408,528)        (39,103,927)   $     (95,274,423)
                                                    ================   ===================   =================  ===================

DGPF Growth Opportunities
  Issuance of Units                                       6,903,889     $      18,361,324          24,167,251    $      88,973,354
  Redemption of Units                                   (18,899,530)          (48,988,751)        (29,055,648)        (105,489,345)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                             (11,995,641)    $     (30,627,427)         (4,888,397)   $     (16,515,991)
                                                    ================   ===================   =================  ===================

DGPF High Yield
  Issuance of Units                                       6,272,452     $       7,641,359           7,140,519    $      10,503,983
  Redemption of Units                                   (13,239,393)          (16,223,483)        (28,995,616)         (41,850,692)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (6,966,941)    $      (8,582,124)        (21,855,097)   $     (31,346,709)
                                                    ================   ===================   =================  ===================

                                                                  DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
                                                                       AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

          `                                                        2001                                     2000
                                                    --------------------------------------   --------------------------------------
                                                          UNITS               AMOUNT               UNITS              AMOUNT
                                                    ----------------   -------------------   -----------------  -------------------
DGPF International Equity
  Issuance of Units                                     150,361,846     $     271,377,546         104,495,627    $     199,354,952
  Redemption of Units                                  (158,425,794)         (286,887,408)       (112,650,653)        (215,787,867)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (8,063,948)    $     (15,509,862)         (8,155,026)   $     (16,432,915)
                                                    ================   ===================   =================  ===================

DGPF REIT
  Issuance of Units                                       2,922,592     $       3,311,810           3,836,600    $       3,925,556
  Redemption of Units                                    (2,615,936)           (2,937,234)         (1,748,205)          (1,708,904)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 306,656     $         374,576           2,088,395    $       2,216,652
                                                    ================   ===================   =================  ===================

DGPF Select Growth
  Issuance of Units                                      11,139,708     $       9,889,349          50,390,727    $      70,955,380
  Redemption of Units                                   (22,862,740)          (19,571,667)        (24,722,810)         (34,123,548)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                             (11,723,032)    $      (9,682,318)         25,667,917    $      36,831,832
                                                    ================   ===================   =================  ===================

DGPF Small Cap Value
  Issuance of Units                                      40,869,501     $      82,192,745          11,972,873    $      21,041,239
  Redemption of Units                                   (44,723,332)          (90,108,377)        (22,615,533)         (39,425,506)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (3,853,831)    $      (7,915,632)        (10,642,660)   $     (18,384,267)
                                                    ================   ===================   =================  ===================

DGPF Social Awareness
  Issuance of Units                                         713,584     $         991,146           4,529,816    $       6,950,822
  Redemption of Units                                    (3,764,791)           (4,991,557)         (6,542,615)         (10,143,440)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (3,051,207)    $      (4,000,411)         (2,012,799)   $      (3,192,618)
                                                    ================   ===================   =================  ===================

DGPF Strategic Income
  Issuance of Units                                       4,429,379     $       4,276,343           4,146,694    $       3,997,144
  Redemption of Units                                    (5,140,103)           (4,967,182)         (7,755,712)          (7,553,583)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                (710,724)    $        (690,839)         (3,609,018)   $      (3,556,439)
                                                    ================   ===================   =================  ===================

DGPF Technology and Innovation
  Issuance of Units                                       1,126,639     $         466,580                   -    $               -
  Redemption of Units                                      (196,755)              (78,305)                  -                    -
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 929,884     $         388,275                   -    $               -
                                                    ================   ===================   =================  ===================

DGPF Trend
  Issuance of Units                                      28,213,913     $      75,381,625          67,912,065    $     259,519,611
  Redemption of Units                                   (37,329,934)          (98,431,180)        (64,230,069)        (245,911,758)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (9,116,021)    $     (23,049,555)          3,681,996    $      13,607,853
                                                    ================   ===================   =================  ===================

DGPF U.S. Growth
  Issuance of Units                                       5,075,682     $       4,149,095          27,930,467    $      30,099,716
  Redemption of Units                                    (9,580,582)           (7,767,421)         (6,759,572)          (7,162,541)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              (4,504,900)    $      (3,618,326)         21,170,895    $      22,937,175
                                                    ================   ===================   =================  ===================

                                                                  DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
                                                                       AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                   2001                                      2000
                                                    --------------------------------------   --------------------------------------
                                                         UNITS               AMOUNT                UNITS               AMOUNT
                                                    ----------------   -------------------   -----------------  -------------------
AIM V.I. Growth
  Issuance of Units                                       6,028,940     $       3,382,938           9,275,084    $       8,609,367
  Redemption of Units                                    (3,726,251)           (2,082,503)           (288,380)            (264,319)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               2,302,689     $       1,300,435           8,986,704    $       8,345,048
                                                    ================   ===================   =================  ===================

AIM V.I. High Yield
  Issuance of Units                                       2,840,580     $       2,334,229           1,261,260    $       1,192,107
  Redemption of Units                                    (1,661,068)           (1,304,976)            (78,097)             (69,724)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,179,512     $       1,029,253           1,183,163    $       1,122,383
                                                    ================   ===================   =================  ===================

AIM V.I. International Equity
  Issuance of Units                                      10,231,728     $       6,863,837          10,328,158    $       9,565,643
  Redemption of Units                                   (10,023,182)           (6,653,196)         (1,597,054)          (1,483,751)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 208,546     $         210,641           8,731,104    $       8,081,892
                                                    ================   ===================   =================  ===================

AIM V.I. Value
  Issuance of Units                                      38,131,304     $      26,467,275          37,886,434    $      34,505,439
  Redemption of Units                                   (34,462,825)          (23,665,275)        (11,334,272)         (10,063,680)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               3,668,479     $       2,802,000          26,552,162    $      24,441,759
                                                    ================   ===================   =================  ===================

Alger American Leveraged AllCap
  Issuance of Units                                       3,463,491     $       2,181,336           5,602,924    $       5,179,045
  Redemption of Units                                    (1,367,573)             (842,927)           (390,299)            (345,218)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               2,095,918     $       1,338,409           5,212,625    $       4,833,827
                                                    ================   ===================   =================  ===================

Alger American MidCap Growth
  Issuance of Units                                      10,986,013     $       9,785,900           8,490,248    $       8,645,727
  Redemption of Units                                    (7,611,728)           (6,787,935)           (395,000)            (395,619)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               3,374,285     $       2,997,965           8,095,248    $       8,250,108
                                                    ================   ===================   =================  ===================

Alger American Small Capitalization
  Issuance of Units                                       8,262,174     $       4,936,237           2,274,216    $       2,075,744
  Redemption of Units                                    (7,897,575)           (4,708,714)           (109,491)             (97,078)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 364,599     $         227,523           2,164,725    $       1,978,666
                                                    ================   ===================   =================  ===================

Alliance Growth Class B
  Issuance of Units                                       3,966,813     $       2,733,983           5,703,686    $       5,481,612
  Redemption of Units                                    (2,936,406)           (1,878,377)           (262,762)            (244,383)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,030,407     $         855,606           5,440,924    $       5,237,229
                                                    ================   ===================   =================  ===================

Alliance Growth and Income Class B
  Issuance of Units                                      24,254,647     $      26,315,519          15,182,635    $      15,812,075
  Redemption of Units                                    (8,152,014)           (8,447,841)         (1,013,404)          (1,047,080)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                              16,102,633     $      17,867,678          14,169,231    $      14,764,995
                                                    ================   ===================   =================  ===================

                                                                  DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION II
                                                                       AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

          `                                                        2001                                      2000
                                                    --------------------------------------   --------------------------------------
                                                         UNITS               AMOUNT                UNITS              AMOUNT
                                                    ----------------   -------------------   -----------------  -------------------
Alliance Premier Growth Class B
  Issuance of Units                                      19,245,000     $      12,972,714          22,733,778    $      21,660,063
  Redemption of Units                                   (15,151,759)           (9,904,139)         (1,341,591)          (1,244,049)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               4,093,241     $       3,068,575          21,392,187    $      20,416,014
                                                    ================   ===================   =================  ===================

Alliance Technology Class B
  Issuance of Units                                      33,063,441     $      16,102,090          21,540,649    $      19,487,704
  Redemption of Units                                   (31,305,023)          (15,216,237)         (7,016,007)          (6,073,048)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,758,418     $         885,853          14,524,642    $      13,414,656
                                                    ================   ===================   =================  ===================

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                      15,859,157     $      11,604,546          10,620,944    $      10,105,119
  Redemption of Units                                   (14,769,595)          (10,803,578)         (6,201,375)          (5,763,099)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,089,562     $         800,968           4,419,569    $       4,342,020
                                                    ================   ===================   =================  ===================

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                       7,966,748     $       9,150,573           1,290,918    $       1,321,021
  Redemption of Units                                    (1,623,731)           (1,793,313)           (110,579)            (109,890)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               6,343,017     $       7,357,260           1,180,339    $       1,211,131
                                                    ================   ===================   =================  ===================

FT VIP Templeton Growth Securities Class 2
  Issuance of Units                                       2,009,328     $       2,043,414             912,137    $         921,221
  Redemption of Units                                      (450,838)             (458,811)           (141,146)            (138,551)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,558,490     $       1,584,603             770,991    $         782,670
                                                    ================   ===================   =================  ===================

FT VIP Templeton International Securities Class 2
  Issuance of Units                                       2,677,164     $       2,450,573           2,270,598    $       2,309,754
  Redemption of Units                                    (1,146,416)           (1,013,534)           (145,971)            (141,202)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               1,530,748     $       1,437,039           2,124,627    $       2,168,552
                                                    ================   ===================   =================  ===================

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                         515,445     $         341,289             633,056    $         559,209
  Redemption of Units                                      (258,016)             (161,147)            (21,808)             (19,541)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                                 257,429     $         180,142             611,248    $         539,668
                                                    ================   ===================   =================  ===================

Pioneer Mid Cap Value VCT Class II
  Issuance of Units                                       3,214,978     $       3,690,564           1,847,026    $       1,853,231
  Redemption of Units                                      (669,279)             (769,892)           (125,013)            (123,459)
                                                    ----------------   -------------------   -----------------  -------------------
    Net increase (decrease)                               2,545,699     $       2,920,672           1,722,013    $       1,729,772
                                                    ================   ===================   =================  ===================

NOTE 6 - PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                  PURCHASES              SALES
                                                   ----------------      ---------------
DGPF Balanced                                        $  3,580,040         $ 21,607,150
DGPF Capital Reserves                                  10,384,924            7,962,463
DGPF Cash Reserve                                     275,442,250          281,333,814
DGPF Convertible Securities                             1,087,390            1,900,900
DGPF Devon                                              1,481,404            7,193,503
DGPF Emerging Markets                                     532,064            1,856,467
DGPF Global Bond                                        1,231,883              918,155
DGPF Growth & Income                                  145,901,419          200,189,378
DGPF Growth Opportunities                              36,793,904           37,201,373
DGPF High Yield                                         8,039,017           13,123,477
DGPF International Equity                             270,877,319          279,883,266
DGPF REIT                                               2,665,342            2,244,568
DGPF Select Growth                                      4,873,244           15,230,590
DGPF Small Cap Value                                   75,204,476           83,404,338
DGPF Social Awareness                                   2,331,463            4,846,220
DGPF Strategic Income                                   4,011,471            3,829,611
DGPF Technology and Innovation                            468,332               77,917
DGPF Trend                                             58,892,778           83,449,708
DGPF U. S. Growth                                       2,169,424            5,918,055
AIM V.I. Growth                                         2,640,730            1,406,631
AIM V.I. High Yield                                     2,417,380            1,191,020
AIM V.I. International Equity                           6,126,420            5,840,788
AIM V.I. Value                                         19,463,714           16,515,946
Alger American Leveraged AllCap                         2,062,566              650,261
Alger American MidCap Growth                           10,765,915            4,346,372
Alger American Small Capitalization                     4,044,930            3,836,344
Alliance Growth Class B                                 2,928,118            1,439,376
Alliance Growth and Income Class B                     22,247,499            3,408,363
Alliance Premier Growth Class B                         9,777,331            6,020,120
Alliance Technology Class B                            13,826,447           12,388,224
FT VIP Franklin Small Cap Class 2                      10,030,378            9,265,901
FT VIP Mutual Shares Securities Class 2                 8,673,545            1,017,502
FT VIP Templeton Growth Securities Class 2              2,148,510              344,521
FT VIP Templeton International Securities Class 2       2,783,217              699,979
Pioneer Emerging Markets VCT Class II                     309,064              136,009
Pioneer Mid Cap Value VCT Class II                      3,594,473              433,842

NOTE 7- FINANCIAL HIGHLIGHTS

       A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                 AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                                 --------------                  ------------------------------

                                                                                              INVESTMENT
                                                                      UNIT                      INCOME      EXPENSE      TOTAL
                                                         UNITS        VALUE      NET ASSETS     RATIO*       RATIO**   RETURN***
                                                         -----        -----      ----------     ------       -------   ---------
DGPF Balanced
2001                                                   45,917,705    1.862671   $85,529,578     2.51%         1.40%     -8.95%
DGPF Capital Reserves
2001                                                   18,284,496    1.564891    28,613,242      5.64         1.40       6.75
DGPF Cash Reserve
2001                                                   30,793,882    1.335900    41,137,547      3.77         1.40       2.45
DGPF Convertible Securities
2001                                                    5,061,995    1.266380     6,410,409      5.18         1.40       4.14
DGPF Devon
2001                                                   25,327,301    1.065057    26,975,019      0.73         1.40      -10.46
DGPF Emerging Markets
2001                                                   11,020,094    0.669691     7,380,058      0.51         1.40       3.80
DGPF Global Bond
2001                                                    4,410,307    1.086593     4,792,209      2.06         1.40      -1.88
DGPF Growth & Income
2001                                                   78,508,814    2.658697   208,731,149      0.20         1.40      -5.23
DGPF Growth Opportunities
2001                                                   43,380,422    2.581486   111,985,950      N/A          1.40      -16.97
DGPF High Yield
2001                                                   30,488,682    1.198826    36,550,625      9.85         1.40      -5.44
DGPF International Equity
2001                                                   33,258,663    1.713138    56,976,680      2.75         1.40      -14.06
DGPF REIT
2001                                                    5,170,189    1.201560     6,212,293      1.89         1.40       7.26
DGPF Select Growth
2001                                                   50,615,694    0.813355    41,168,528      N/A          1.40      -24.85
DGPF Small Cap Value
2001                                                   33,221,520    2.176605    72,310,126      1.01         1.40      10.27
DGPF Social Awareness
2001                                                   12,854,209    1.285248    16,520,847      0.23         1.40      -10.80
DGPF Strategic Income
2001                                                   13,338,693    0.967467    12,904,744      7.91         1.40      -0.77
DGPF Technology and Innovation
2001                                                      929,884    0.345671       321,434      N/A          1.40      -65.43  (a)
DGPF Trend
2001                                                   37,135,693    2.622433    97,385,868      N/A          1.40      -16.52
DGPF U.S. Growth
2001                                                   22,188,134    0.743933    16,506,485      0.74         1.40      -25.53
AIM V.I. Growth
2001                                                   11,289,393    0.478463     5,401,556      0.23         1.40      -34.81
AIM V.I. High Yield
2001                                                    2,362,675    0.768576     1,815,895     12.41         1.40      -6.33
AIM V.I. International Equity
2001                                                    8,939,650    0.598081     5,346,635      0.30         1.40      -24.60
AIM V.I. Value
2001                                                   30,220,641    0.689440    20,835,320      0.13         1.40      -13.79
Alger American Leveraged AllCap
2001                                                    7,308,543    0.619943     4,530,880      N/A          1.40      -17.11
Alger American Mid Cap Growth
2001                                                   11,469,533    0.876155    10,049,090      N/A          1.40      -7.83
Alger American Small Capitalization
2001                                                    2,529,324    0.522629     1,321,898      0.05         1.40      -30.50
Alliance Growth Class B
2001                                                    6,471,331    0.612852     3,965,969      0.23         1.40      -24.72
Alliance Growth and Income Class B
2001                                                   30,271,864    1.062419    32,161,405      0.58         1.40      -1.25
Alliance Premier Growth Class B
2001                                                   25,485,428    0.639897    16,308,049      N/A          1.40      -18.56
Alliance Technology Class B
2001                                                   16,283,061    0.475155     7,736,978      N/A          1.40      -26.50
FT VIP Franklin Small Cap Class 2
2001                                                    5,509,131    0.695265     3,830,306      0.38         1.40      -16.44
FT VIP Mutual Shares Securities Class 2
2001                                                    7,523,356    1.157044     8,704,853      1.63         1.40       5.54
FT VIP Templeton Growth Securities Class 2
2001                                                    2,329,482    1.017450     2,370,130      1.76         1.40      -2.69
FT VIP Templeton International Securities Class 2
2001                                                    3,655,375    0.845435     3,090,382      2.81         1.40      -17.17
Pioneer Emerging Markets VCT Class II
2001                                                      868,677    0.618421       537,207      N/A          1.40      -8.67
Pioneer Mid Cap Value VCT Class II
2001                                                    4,267,712    1.176034     5,018,975      0.45         1.40       4.73


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 1/19/01.

                            PART C. OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
         Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

            EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

            EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

            EXHIBIT 3   (a)   Underwriting and Administrative Services
                              Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (b) Wholesaling Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein. (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

            EXHIBIT 4 Guaranteed Minimum Annuity Payout Rider was previously filed on October 15, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Specimen Generic Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Generic Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

            EXHIBIT 5         Specimen Generic Application Form was
                              previously filed on April 24, 1998 in
                              Post-Effective Amendment No. 14 and is
                              incorporated by reference herein. Generic Policy Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

            EXHIBIT 6 The Depositor's Articles of Incorporation, as amended effective October 1, 1995 to reflect its new name, was previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

            EXHIBIT 7         Not Applicable.

            EXHIBIT 8   (a)   Fidelity Service Agreement was previously filed on
                              April 26, 1996 in Post-Effective Amendment No. 10, and is incorporated by reference herein.

                        (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                        (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                        (d) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                        (e)   Directors' Power of Attorney is filed herewith.

            EXHIBIT 9         Opinion of Counsel is filed herewith.

            EXHIBIT 10 Consent of Independent Accountants is filed herewith.

            EXHIBIT 11        None.

            EXHIBIT 12        None.

            EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on February 26, 1993 in a post-effective amendment, and is incorporated by reference herein.

            EXHIBIT 14        Not Applicable.

            EXHIBIT 15  (a)   Form of Amendment dated May 1, 2001 to the
                              Delaware Group Premium Fund Participation
                              Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group
                              Premium Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to Delaware Participation Agreement was previously filed in December 2000 in Post-Effective Amendment No. 20 of Registration
                              Statement No. 333-44830/811-6293, and is
                              incorporated by reference herein. Participation
                              Agreement with Delaware Group Premium Fund and
                              Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                        (b) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to AIM Participation Agreement is filed herewith. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                        (c) Amendment dated October 20, 2000 with Alger was previously filed in April 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (d) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in December 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 333-44830/811-6293, and is
                              incorporated by reference herein.

                        (e) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in December 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 333-44830/811-6293, and is incorporated by reference herein.

                        (f) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                              incorporated by reference herein.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The Principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ------------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish


J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of
    Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief
                                            Executive Officer (1995- 2001) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.    PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

          NAME                                      ADDRESS                         TYPE OF BUSINESS
          ----                                      -------                         -----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)


Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280


Citizens Insurance Company of Ohio                One Prestige Place              Multi-line property and casualty
                                                  Suite 540                       insurance
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas, TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 5,372 Contract holders of qualified Contracts and 11,133 Contract holders of non-qualified Contracts.

ITEM 28.   INDEMNIFICATION

     Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account SPVL, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments,
         Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

       NAME                           POSITION OR OFFICE WITH UNDERWRITER
      ----                             ----------------------------------
Emil J. Aberizk, Jr.                  Vice President

Michael J. Brodeur                    Vice President Operations

Mark R. Colborn                       Vice President

Charles F. Cronin                     Secretary/Clerk

Claudia J. Eckels                     Vice President

Philip L. Heffernan                   Vice President

J. Kendall Huber                      Director

Mark A. Hug                           Director and Vice President

Mark C. McGivney                      Treasurer

William F. Monroe, Jr.                President, Director and Chief Executive Officer

K. David Nunley                       Vice President

Stephen Parker                        Vice President and Director

Richard M. Reilly                     Director and Chairman of the Board

James S. Shorris                      Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.   MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

      4.   A signed statement acknowledging the participant's understanding of
           (I) the restrictions on redemption imposed by the Program and by
           Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                  By: /s/ Charles F. Cronin
                                     ------------------------------
                                     Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                   TITLE                                                       DATE
----------                                   -----                                                       ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director
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John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-44830)

                           EXHIBIT TABLE

Exhibit 8(e)        Directors' Power of Attorney

Exhibit 9           Opinion of Counsel

Exhibit 10          Consent of Independent Accountants